                                        FIRST EAGLE SOGEN FUNDS





                                                 ANNUAL REPORT
                                                 March 31, 2000





                                                 ANNUAL REPORT

                                                    [LOGO]

                         FIRST EAGLE SOGEN FUNDS, INC.
                             THE PRESIDENTS' LETTER

Dear Shareholder,

For five years now, and particularly over the six months to mid-March 2000, smaller and medium-sized 'value' stocks have been neglected, ignored and -- in our opinion -- mispriced by investors, not just in the U.S. but throughout the world.

As a result, a few stocks in your First Eagle SoGen Global and/or First Eagle SoGen Overseas Funds -- such as Furniture Brands International, Inc. and Woodward Governor Company in the U.S., and IMI plc and Koninklijke Ahrend NV in Europe -- are selling at seven times earnings, or the kind of valuations that prevailed twenty years ago, at the beginning of the great bull market. In Japan, your Global and Overseas Funds owned Shoei Co., Ltd. when, two months ago, that company was the target of the first ever hostile attempt by a Japanese group to take over a Japanese corporation. The attempt failed, but Shoei Co., Ltd. as well as quite a few other Japanese stocks are selling at valuations reminiscent of the 1973-1974 bear market. In the rest of Asia, there are bargains too: for example, the Hong Kong based CDL Hotels International Limited, which owns a controlling interest in Millennium and Copthorne, a worldwide chain of hotels (including the New York Plaza Hotel). Taking the market price of the Millennium stock trading in London -- a price, which we believe is reasonably attractive -- the CDL stock is selling at a 50% discount to its net asset value.

With so many stocks below their 'intrinsic' value, we believe that there is good upside potential in both your Global and Overseas Funds. But preservation of capital remains our priority, so we hope to provide some protection on the downside as well. Indeed (but past is not necessarily prologue) in the week of April 14, 2000 when markets declined sharply and many global and international mutual funds were down between 5% and 10%, your Global and Overseas Funds were down only 1%.

FIRST EAGLE SOGEN GLOBAL FUND

As of March 31, 2000 your Fund's net assets, on an economic basis were invested as follows:

-------------------------------------------------------------------
U.S. stocks(1)...........................................   26.3%
Foreign stocks(2)........................................   45.3
U.S. dollar bonds........................................   17.0
Foreign currency bonds...................................    0.7
Gold-related securities..................................    5.4
U.S. dollar cash and equivalents.........................    5.3
                                                           -----
                                                           100.0%
-------------------------------------------------------------------

(1) Includes convertible bonds with moderate premia.

(2) Includes floating rate securities.

The ten largest holdings were: Buderus AG (German manufacturer of heating systems); Rayonier Inc. (U.S. forest products company); U.S. Treasury bonds
3 3/8% due 1/15/07 (inflation-indexed bond); Kuehne and Nagel International AG (Swiss freight forwarding company); CDL Hotels International Ltd. (Hong Kong listed worldwide chain of hotels); Manpower Inc. (leading global temporary employment firm); San Juan Basin Royalty Trust (U.S. trust that receives royalties on gas fields); Sagem ADP (French electronics company); Antofagasta Holdings plc (UK listed company with assets in Chile); and Bank for International Settlements, U.S. and French Tranches (the central banks' central bank, with some gold assets).

FIRST EAGLE SOGEN OVERSEAS FUND

As of March 31, 2000 your Fund's net assets, on an economic basis, were invested as follows:

-------------------------------------------------------------------
Foreign stocks(1)........................................   90.4%
U.S. dollar bonds........................................    4.4
Foreign currency bonds...................................    0.8
U.S. dollar cash and equivalents.........................    4.4
                                                           -----
                                                           100.0%
-------------------------------------------------------------------

(1) Includes convertible bonds with moderate premia.

The ten largest holdings were: Buderus AG (German manufacturer of heating systems); Kuehne & Nagel International AG (Swiss freight forwarding company); CDL Hotels International Ltd. (Hong Kong listed worldwide chain of hotels); Antofagasta Holdings plc (UK listed company with assets in Chile); Edipresse SA (Swiss newspaper and magazine publishing company); Shaw Brothers (Hong Kong) Ltd. (holding company with TV broadcasting interests); Bank for International Settlements, U.S. and French Tranches (the central banks' central bank, with some gold assets); Wilson & Horton Holdings Ltd. (New Zealand dollar preferred stock exchangeable into Ireland based media company common stock); Nisshinbo Industries, Inc. (Japanese company with textile and other assets); and Shimano, Inc. (Japanese manufacturer of bicycle parts).

FIRST EAGLE SOGEN GOLD FUND

Last September, European central banks agreed to place limits on their selling and lending of gold. This February, a few large gold-mining companies announced restrictions on their forward selling of gold. We are therefore encouraged that a bottom may have been seen. We also continue to believe that gold retains its appeal as an insurance policy and a diversification tool.

As of March 31, 2000, your Fund's net assets were invested as follows:

-------------------------------------------------------------------
Freeport McMoRan Copper and Gold (Preferred Series `B',
 `C' and `D')............................................   19.1%
Bank for International Settlements (U.S. and French
 Tranches)...............................................    5.8
Franco-Nevada (Royalty)..................................    4.9
U.S. securities..........................................   19.5
Canadian securities......................................   16.9
Australian securities....................................    2.1
South African securities.................................   22.1
Miscellaneous securities.................................    8.9
U.S. dollar cash and equivalents.........................    0.7
                                                           -----
                                                           100.0%
-------------------------------------------------------------------

FIRST EAGLE SOGEN MONEY FUND

U.S. short-term interest rates have moved up. Even higher rates are possible if the global economy stays strong and/or if the U.S. dollar were to weaken.

Sincerely,

JEAN-MARIE EVEILLARD          JOHN ARNHOLD
Jean-Marie Eveillard          John Arnhold
Co-President                  Co-President

April 25, 2000

                          First Eagle SoGen Funds, Inc.
                              INVESTMENT RESULTS
           Comparisons of Change in Value of a $10,000 Investment
            in First Eagle SoGen Funds, Inc. and Various Indices
                                 (Unaudited)



                      First Eagle SoGen Global Fund, Class A
              AVERAGE ANNUAL RATES OF RETURN AS OF MARCH 31, 2000

              1 YEAR             5 YEAR                  10 YEAR
              ------             ------                  -------
              17.62%             10.14%                  10.54%

                FIRST EAGLE              MSCI             JP MORGAN GLOBAL          CONSUMER
            SOGEN GLOBAL FUND         WORLD INDEX      GOVERNMENT BOND INDEX      PRICE INDEX
            -----------------         -----------      ---------------------      -----------
3/31/90         10800.0                 10000.0               10000.0                10000.0
3/31/91         11451.0                 10638.0               11444.0                10490.0
3/31/92         12886.0                 10522.0               12903.0                10824.0
3/31/93         14802.0                 11791.0               14615.0                11151.0
3/31/94         17687.0                 13385.0               15540.0                11446.0
3/31/95         18152.0                 14633.0               17417.0                11765.0
3/31/96         21705.0                 17562.0               18565.0                12100.0
3/31/97         23764.0                 19205.0               18955.0                12434.0
3/31/98         27174.0                 25344.0               20202.0                12605.0
3/31/99         25013.0                 28548.0               22168.0                12830.0
3/31/00         30573.0                 34791.0               22332.0                13257.0




                      First Eagle SoGen Overseas Fund, Class A
              AVERAGE ANNUAL RATES OF RETURN AS OF MARCH 31, 2000

                                                      SINCE INCEPTION
              1 YEAR             5 YEAR                 (8/31/93)
              ------             ------                  -------
              29.45%             12.29%                  11.14%

                FIRST EAGLE                MSCI          CONSUMER
            SOGEN OVERSEAS FUND         EAPE INDEX      PRICE INDEX
            -------------------         ----------      -----------
8/31/93          9625.0                  10000.0          10000.0
9/30/93          9625.0                   9775.0          10014.0
3/31/94         11107.0                  10204.0          10159.0
9/30/94         11569.0                  10736.0          10311.0
3/31/95         11280.0                  10824.0          10442.0
9/30/95         12336.0                  11357.0          10573.0
3/31/96         13477.0                  12159.0          10738.0
9/30/96         13995.0                  12336.0          10890.0
3/31/97         15116.0                  12335.0          11035.0
9/30/97         16273.0                  13838.0          11132.0
3/31/98         16627.0                  14631.0          11187.0
9/30/98         14298.0                  12684.0          11291.0
3/31/99         15553.0                  15518.0          11387.0
9/30/99         18836.0                  16610.0          11573.0
3/31/00         20910.0                  19411.0          11808.0


                          First Eagle SoGen Gold Fund
              AVERAGE ANNUAL RATES OF RETURN AS OF MARCH 31, 2000

                                                      SINCE INCEPTION
              1 YEAR             5 YEAR                 (8/31/93)
              ------             ------                  -------
              (6.14)%            (11.88)%                  (7.32)%

              FIRST EAGLE              MSCI              FT GOLD        CONSUMER
            SOGEN GOLD FUND         WORLD INDEX        MINES INDEX      PRICE INDEX
            ---------------         -----------        -----------      -----------
8/31/93          9625.0                 10000.0           10000.0          10000.0
9/30/93          9644.0                  9813.0            8922.0          10014.0
3/31/94         10991.0                 10032.0           10826.0          10152.0
9/30/94         12098.0                 10555.0           12362.0          10311.0
3/31/95         10976.0                 10967.0           10264.0          10442.0
9/30/95         11784.0                 12074.0           10561.0          10573.0
3/31/96         12602.0                 13163.0           12414.0          10738.0
9/30/96         11707.0                 13725.0            9849.0          10897.0
3/31/97         11063.0                 14394.0            8706.0          11035.0
9/30/97         10082.0                 17035.0            8111.0          11132.0
3/31/98          8050.0                 18995.0            6091.0          11180.0
9/30/98          7191.0                 17058.0            5855.0          11291.0
3/31/99          6217.0                 21397.0            4622.0          11387.0
9/30/99          7657.0                 22086.0            6006.0          11574.0
3/31/00          6061.0                 26077.0            4157.0          11809.0








Performance is historical and is not indicative of future results. The Funds' results assume reinvestment of income dividends and capital gains distributions and give effect to the deduction of the maximum sales load of 3.75%. The MSCI EAFE Index and the MSCI World Index returns assume reinvestment of dividends and the JP Morgan Global Government Bond Index assumes that a coupon payment received in one currency is immediately reinvested back into the bonds in that country's index. The FT Gold Mines Index is only available without dividends reinvested. Unlike Fund returns, the indices do not reflect any fees or expenses.

                         FIRST EAGLE SOGEN FUNDS, INC.
                  MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

The fiscal year ending March 31, 2000 was quite extraordinary from a style perspective. Although the end result was all too familiar (that is, growth stocks outperformed throughout the world), the magnitude and volatility of style performance differentials were unique. The upward revision of economic growth forecasts and the increase in bond yields created a sharp rotation into value stocks in April and May of 1999. In June, a benign inflation report in the U.S. triggered a movement back into growth stocks. Buoyed by the influence of momentum strategies, the rotation into growth stocks accelerated in August and culminated from December 1999 until mid-March 2000 with a very strong performance of 'new economy' stocks (defined as technology, media and telecommunications) at the expense of so called 'old economy' stocks. Those trends were observed pretty much everywhere around the world, highlighting increased correlations between U.S. and foreign markets.

FIRST EAGLE SOGEN GLOBAL FUND

The net asset value of the Fund's Class `A' shares rose 22.19%* between April 1, 1999 and March 31, 2000. Thus, despite our bias towards value and smaller stocks, the Fund did slightly better than the MSCI World Index which was up 21.87% over that period. Several smaller issues were strong performers as corporate activity caused the value of these holdings to rise significantly. In the United States, Lawter International, Learonal, Inc., Blount International, Inc., St. John Knits, Inc., Midamerican Energy Holdings Co. and Jostens, Inc. were either bought out or taken over. Similar developments occurred in France for Emin Leydier and Promodes which completed a merger with Carrefour Supermarche. Some commodity related securities performed well, particularly those that were oil and gas related, while gold related and real estate related securities were down over the period. A weak euro mitigated the strong performance of the Fund's European holdings since the Fund was only modestly hedged against a rising U.S. dollar.

---------
* These figures assume the immediate reinvestment of all dividends and distributions and do not give effect to the deduction of the Fund's sales loads. (See the 'Investment Results' section of this report for further information.)

FIRST EAGLE SOGEN OVERSEAS FUND

The net asset value of the Fund's Class `A' shares rose 34.46%* between April 1, 1999 and March 31, 2000. Again, despite our bias towards value and smaller stocks, the Fund did better than the MSCI EAFE Index which was up 25.09% over that period. The Fund did benefit from corporate activity (eg. Emin Leydier, Europe 1 Communication buyouts, Promodes and Elf Aquitaine mergers). Our media holdings benefited from their new status of 'new economy' stocks (Shaw Brothers (Hong Kong) Limited, Holdingmaatschappij de Telegraaf, NV, Axel Springer Verlag AG, Wilson & Horton Limited Pfd., Edipresse SA) as well as Sagem ADP, a French high-tech electronics company. The Fund also benefited from a few small South Korean and Japanese stocks that were strong performers for most of the period. A weak euro mitigated the strong performance of the Fund's European holdings since the Fund was only modestly hedged against a rising U.S. dollar.

FIRST EAGLE SOGEN GOLD FUND

Between April 1, 1999 and March 31, 2000, the price of gold fell 1.1% ending the period at $276.75. Yet it was a roller coaster year that saw the price go as low as $252.80 in July of 1999, after the U.K. Government's May announcement that it planned to sell more than half of its gold reserves, and as high as $325.50 in September after the European central banks' announcement that they planned to limit sales and lending of gold for the next five years. Except for another upward spike in February, 2000 after a few large gold mining companies announced reductions on their forward selling of gold, the price of gold drifted down on the back of a strong U.S. dollar, lackluster jewelry demand as well as renewed hedging by Australian gold miners.

The net asset value of the Fund's Class `A' shares ended the fiscal year down 2.52%* while the FT Gold Mines Index was down 10.02%. We continue to avoid speculative mining stocks, while favoring companies that do not hedge as well as securities that we consider proxies for the price of gold.

---------
* These figures assume the immediate reinvestment of all dividends and distributions and do not give effect to the deduction of the Fund's sales loads. (See the 'Investment Results' section of this report for further information.)

                         FIRST EAGLE SOGEN GLOBAL FUND
                            SCHEDULE OF INVESTMENTS
                                 March 31, 2000

------------------------------------------------------------------------------
       Number                                    Cost            Value
    of Shares                                  (Note 1)         (Note 1)
------------------------------------------------------------------------------
                Common and Preferred Stocks -- U.S.

                Energy (3.31%)
    3,000,000   San Juan Basin Royalty
                Trust (c)                   $   19,292,179   $   29,812,500
      175,000   Murphy Oil Corporation           7,052,698       10,084,375
    1,275,000   Kaneb Services, Inc. (a)         4,450,983        7,012,500
      125,000   Burlington Resources Inc.        4,139,174        4,625,000
       75,000   Weatherford International,
                Inc. (a)                         1,434,326        4,420,312
      250,241   The Home-Stake Oil & Gas
                Company (c)                        825,100        1,876,808
       35,000   Tosco Financing Trust
                $2.875 Conv. Pfd. (b)            1,905,312        1,776,250
        5,000   Tosco Financing Trust
                $2.875 Conv. Pfd.                  243,750          253,750
                                            --------------   --------------
                                                39,343,522       59,861,495
                                            --------------   --------------
                Forest Products (5.03%)
    1,150,000   Rayonier Inc.                   42,818,163       56,062,500
      615,000   Greif Bros. Corporation
                Class `A' (c)                   11,017,026       19,603,125
      250,000   Georgia-Pacific
                Corporation, Timber Group        5,332,342        6,406,250
      300,000   Longview Fibre Company           3,724,339        4,425,000
      135,000   Deltic Timber Corporation        2,424,030        3,197,812
       45,000   Plum Creek Timber Company,
                L.P.                               159,108        1,108,125
                                            --------------   --------------
                                                65,475,008       90,802,812
                                            --------------   --------------
                Agriculture (0.19%)
       75,000   Deere & Company                  1,085,027        2,850,000
          497   J.G. Boswell Company               573,840          521,850
                                            --------------   --------------
                                                 1,658,867        3,371,850
                                            --------------   --------------
                Automotive (0.46%)
      365,000   Bandag Incorporated, Class
                `A'                             17,059,193        8,258,125
                                            --------------   --------------
                Building Materials (0.40%)
      250,000   Justin Industries                3,482,687        4,500,000
      135,000   LSI Industries Inc.              2,538,282        2,624,062
                                            --------------   --------------
                                                 6,020,969        7,124,062
                                            --------------   --------------
                Capital Goods (2.10%)
      500,000   Woodward Governor Company       10,380,565       11,500,000
      450,000   Kaiser Ventures Inc. (a)         5,365,370        6,328,125
       95,000   Franklin Electric Company,
                Inc.                             6,637,469        6,068,125
      200,000   IDEX Corporation                 5,032,184        5,450,000
        4,805   Conbraco Industries, Inc.        1,568,050        2,666,775
       85,000   The Manitowoc Company,
                Inc.                             2,314,483        2,300,313

                         FIRST EAGLE SOGEN GLOBAL FUND
                     SCHEDULE OF INVESTMENTS -- (Continued)
                                 March 31, 2000

------------------------------------------------------------------------------
       Number                                    Cost            Value
    of Shares                                  (Note 1)         (Note 1)
------------------------------------------------------------------------------
                Common and Preferred Stocks -- U.S. -- (continued)

                Capital Goods -- (continued)
       70,000   Tennant Company             $    1,766,194   $    2,170,000
      375,000   Ethyl Corporation                1,077,075        1,148,438
       25,000   Blount International, Inc.
                Class `A'                          321,621          321,875
                                            --------------   --------------
                                                34,463,011       37,953,651
                                            --------------   --------------
                Transportation (0.12%)
      155,000   Heartland Express, Inc.
                (a)                                719,568        2,177,266
                                            --------------   --------------
                Electronics (0.96%)
      865,000   UCAR International, Inc.
                (a)                             15,429,612       11,407,187
      200,000   BEI Technologies Inc.            1,078,620        3,537,500
       85,000   Applied Power Inc., Class
                `A'                              1,146,815        2,422,500
                                            --------------   --------------
                                                17,655,047       17,367,187
                                            --------------   --------------
                Technology (1.22%)
      315,000   NCR Corporation (a)              8,816,273       12,639,375
      300,000   Scott Technologies Inc.
                (a)                              4,345,329        5,662,500
      335,000   Evans & Sutherland
                Computer Corporation (a)         7,749,400        3,768,750
                                            --------------   --------------
                                                20,911,002       22,070,625
                                            --------------   --------------
                Consumer Products (3.03%)
      185,000   Allen Organ Company,
                Class `B'                        5,762,889       14,256,562
      525,000   Dole Food Company, Inc.         12,034,982       10,204,687
      350,000   Furniture Brands
                International, Inc. (a)          4,470,480        6,584,375
      200,000   Jostens, Inc.                    3,940,385        4,875,000
      185,000   St. John Knits
                International Inc. (a)           3,180,703        3,515,000
      400,000   Sturm, Ruger & Company,
                Inc.                             5,331,688        3,500,000
       70,000   Adolph Coors Company,
                Class `B'                        1,363,150        3,346,875
      150,000   Philip Morris Companies,
                Inc.                             3,042,722        3,168,750
      500,000   Sola International Inc.
                (a)                              5,806,852        3,062,500
      225,000   A.T. Cross Company,
                Class `A' (a)                    2,656,315        1,321,875
      125,000   Baldwin Piano & Organ
                Company (a)                        917,000          945,312
           80   Kohler Co. Dissenter's
                Rights                            --               --
                                            --------------   --------------
                                                48,507,166       54,780,936
                                            --------------   --------------
                Distribution (0.84%)
      445,000   Guitar Center, Inc.              4,571,130        5,089,687
    1,250,000   Hancock Fabrics, Inc.            9,378,704        3,593,750
      143,088   Weyco Group Inc.                 1,457,018        3,469,884
      105,000   The May Department Stores
                Company                          2,936,588        2,992,500
                                            --------------   --------------
                                                18,343,440       15,145,821
                                            --------------   --------------

                         FIRST EAGLE SOGEN GLOBAL FUND
                     SCHEDULE OF INVESTMENTS -- (Continued)
                                 March 31, 2000

------------------------------------------------------------------------------
       Number                                    Cost            Value
    of Shares                                  (Note 1)         (Note 1)
------------------------------------------------------------------------------
                Common and Preferred Stocks -- U.S. -- (continued)

                Health Care (0.37%)
      215,000   Dentsply International
                Inc.                        $    5,056,064   $    6,100,625
      284,500   BEI Medical Systems
                Inc. (a)(c)                        465,416          497,875
                                            --------------   --------------
                                                 5,521,480        6,598,500
                                            --------------   --------------
                Media (0.21%)
       85,000   GC Companies, Inc. (a)           2,510,540        2,953,750
       34,924   Mills Music Trust (c)            1,055,337          873,100
                                            --------------   --------------
                                                 3,565,877        3,826,850
                                            --------------   --------------
                Services (3.01%)
      985,000   Manpower Inc.                   28,809,204       34,967,500
      725,000   UniFirst Corporation (c)        10,238,952        8,156,250
      515,000   Burns International
                Services Corporation (a)         6,400,051        5,407,500
      155,000   Chemed Corporation               4,302,353        4,650,000
       77,392   KinderCare Learning
                Centers, Inc. (a)                  992,527        1,238,272
                                            --------------   --------------
                                                50,743,087       54,419,522
                                            --------------   --------------
                Financial Companies (0.91%)
      155,000   Leucadia National
                Corporation                      4,408,618        3,681,250
           60   Berkshire Hathaway Inc.,
                Class `A'                        2,900,775        3,432,000
      285,000   IPC Holdings, Ltd.               3,524,754        3,420,000
       65,000   MBIA, Inc.                       3,093,183        3,384,062
      124,500   East Texas Financial
                Services, Inc. (c)                 936,625          925,969
       10,000   The Progressive
                Corporation                        533,668          760,625
       45,000   First Federal Financial
                Bancorp, Inc. (c)                  490,100          360,000
       20,000   Catskill Financial
                Corporation                        210,000          225,000
       31,000   Redwood Financial, Inc.
                (a)(c)(e)                          271,250          205,375
                                            --------------   --------------
                                                16,368,973       16,394,281
                                            --------------   --------------
                Utilities (0.88%)
      235,000   CalEnergy Capital Trust
                6 1/2% Conv. Pfd.               10,695,625        8,753,750
      205,000   IdaCorp Inc.                     5,802,169        7,123,750
                                            --------------   --------------
                                                16,497,794       15,877,500
                                            --------------   --------------
                Real Estate (3.27%)
      510,000   Security Capital European
                Realty (a)(e)                   10,199,990        9,797,100
      665,000   Security Capital Group,
                Inc.
                Class `B' (a)                    9,918,565        9,600,937
      185,000   Security Capital U.S.
                Realty (a)                       3,426,038        2,913,750

                         FIRST EAGLE SOGEN GLOBAL FUND
                     SCHEDULE OF INVESTMENTS -- (Continued)
                                 March 31, 2000

------------------------------------------------------------------------------
       Number                                    Cost            Value
    of Shares                                  (Note 1)         (Note 1)
------------------------------------------------------------------------------
                Common and Preferred Stocks -- U.S. -- (continued)
                Real Estate -- (continued)
       35,000   Security Capital U.S.
                Realty ADR (a)              $      509,225   $      577,500
      555,000   Crescent Real Estate
                Equities Company                 8,534,899        9,712,500
      500,000   Catellus Development
                Corporation (a)                  3,852,989        6,937,501
      337,625   Alico, Inc.                      6,486,872        5,486,406
      205,000   Archstone Communities
                Trust                            3,099,621        4,087,205
      197,739   Regency Realty Corporation       4,625,320        3,905,354
      235,000   Price Enterprises, Inc.
                8 3/4% Pfd., Series `A'          2,707,118        3,348,750
       50,000   Prologis Trust 7% Conv.
                Pfd., Series `B'                 1,193,710        1,200,000
       35,000   Prologis Trust                     659,288          673,750
      102,000   Price Enterprises, Inc.            747,066          768,188
                                            --------------   --------------
                                                55,960,701       59,008,941
                                            --------------   --------------

                Gold Related (2.53%)
      700,000   Freeport McMoRan Copper &
                Gold Inc., Preferred
                Series
                `B' (d)                         23,008,334       14,262,500
      565,000   Freeport McMoRan Copper &
                Gold Inc., Preferred
                Series `C' (d)                  18,063,367        9,287,188
      485,000   Freeport McMoRan Copper &
                Gold Inc., Preferred
                Series `D' (d)                  10,022,366        6,001,875
        7,432   Case, Pomeroy & Co., Inc.
                Class `A'                        7,366,948        7,104,992
      295,000   Newmont Mining Corporation      10,565,810        6,619,062
      400,000   Homestake Mining Company         6,688,384        2,400,000
        6,838   Apollo Gold Warrants,
                Series 1                          --               --
       10,258   Apollo Gold Warrants,
                Series 2                          --               --
       17,096   Apollo Gold Warrants,
                Series 3                          --               --
                                            --------------   --------------
                                                75,715,209       45,675,617
                                            --------------   --------------

                         FIRST EAGLE SOGEN GLOBAL FUND
                     SCHEDULE OF INVESTMENTS -- (Continued)
                                 March 31, 2000

------------------------------------------------------------------------------
       Number                                    Cost            Value
    of Shares                                  (Note 1)         (Note 1)
------------------------------------------------------------------------------
                Common and Preferred Stocks -- Non-U.S.
                United Kingdom (3.70%)
    4,450,000   Antofagasta Holdings
                plc (1)                     $   19,395,279   $   27,938,853
    4,500,000   IMI plc (6)                     18,705,341       16,564,443
    2,183,656   Berisford plc (6)                4,839,489       10,491,169
    2,675,000   Royal Doulton plc (a)(11)        9,845,122        4,262,615
    3,000,000   McBride plc (11)                 7,569,080        4,039,525
      235,000   Lonmin plc (1)                     913,216        2,488,371
    3,000,000   Lonrho Africa plc (20)           4,564,749        1,075,613
                                            --------------   --------------
                                                65,832,276       66,860,589
                                            --------------   --------------
                Finland (0.29%)
      201,700   Vaisala Oy `A' (10)              1,601,579        5,208,731
                                            --------------   --------------
                Sweden (0.77%)
      425,000   Investor AB `B' (19)             4,278,447        6,640,856
      535,000   IRO AB (6)                       5,641,561        6,130,421
      500,000   Gorthon Lines AB `B' (8)         2,602,502        1,128,511
                                            --------------   --------------
                                                12,522,510       13,899,788
                                            --------------   --------------

                Denmark (0.42%)
      255,000   Carlsberg International
                A/S, `B' (11)                   13,114,598        7,665,331
                                            --------------   --------------
                Netherlands (1.46%)
      329,750   Holdingmaatschappij de
                Telegraaf, NV (14)               3,365,707       10,329,002
      675,000   Koninklijke Ahrend NV (6)        8,575,751        8,586,530
      325,000   Apothekers Cooperatie OPG
                U.A. (13)                        7,974,003        7,460,310
                                            --------------   --------------
                                                19,915,461       26,375,842
                                            --------------   --------------
                Belgium (0.32%)
       27,500   Deceuninck Plastics
                Industries SA (5)                3,276,364        5,760,220
                                            --------------   --------------
                Germany (6.32%)
    3,585,000   Buderus AG (c)(6)               59,924,028       59,319,507
       11,750   Axel Springer Verlag AG
                (14)                             4,017,994       14,385,008
      325,000   Hombach Holding AG
                Pfd. (12)                       21,589,246       13,677,235
      115,000   Bertelsmann AG D.R.C. (14)      14,339,315       11,050,749
      200,000   Bayer AG (7)                     3,890,931        9,028,888
      625,000   Suedzucker AG Pfd. (4)           9,454,827        6,695,150
                                            --------------   --------------
                                               113,216,341      114,156,537
                                            --------------   --------------
                France (6.60%)
       37,250   Sagem ADP (9)                    3,913,797       28,252,816
      200,000   Legrand ADP (6)                 15,440,898       21,960,092
       35,950   Eurafrance (19)                 13,568,220       16,332,579
       26,950   Societe Sucriere de
                Pithiviers-le-Vieil (c)(4)      10,460,792        7,397,806

                         FIRST EAGLE SOGEN GLOBAL FUND
                     SCHEDULE OF INVESTMENTS -- (Continued)
                                 March 31, 2000

------------------------------------------------------------------------------
       Number                                    Cost            Value
    of Shares                                  (Note 1)         (Note 1)
------------------------------------------------------------------------------

                Common and Preferred Stocks -- Non-U.S. -- (continued)
                France -- (continued)
       70,000   NSC Groupe (c)(6)           $   12,400,388   $    6,695,150
       14,684   Taittinger C.I. (11)             3,620,200        5,954,873
      100,000   Aventis SA (13)                  4,851,156        5,470,894
       35,000   Total Fina Elf SA (2)            1,571,835        5,238,955
       73,500   Gaumont SA (14)                  3,670,066        5,145,892
       40,000   Sabeton SA (c)(19)               5,160,378        4,973,540
       38,500   Carrefour Supermarche (12)         270,176        4,930,643
       73,500   Crometal (6)                     4,938,687        3,093,159
       10,479   Robertet SA C.I. (11)              781,686        1,194,699
        5,112   Robertet SA (11)                   527,638        1,085,441
       38,299   Conflandey (c)(1)                1,835,926        1,028,967
        7,998   Marie Brizard et Roger
                International SA (a)(11)         1,430,339          482,695
                                            --------------   --------------
                                                84,442,182      119,238,201
                                            --------------   --------------
                Switzerland (5.24%)
       39,812   Kuehne & Nagel
                International AG (8)            23,983,492       36,739,965
       33,750   Edipresse SA (14)                8,812,747       20,290,378
       50,000   Sika Finanz AG (5)              11,679,127       16,292,422
        3,000   Lindt & Sprungli AG PC
                (11)                             2,661,221        7,618,361
       12,000   Societe Generale
                d'Affichage
                D.R.C. (14)                      2,311,257        6,312,562
       18,000   SAirgroup D.R.C. (8)             2,127,182        3,381,730
        1,750   Nestle SA Registered (11)        2,219,534        3,135,239
       30,000   Pelikan Holding AG (a)(11)       2,797,748          901,795
                                            --------------   --------------
                                                56,592,308       94,672,452
                                            --------------   --------------
                Austria (0.24%)
      115,000   Flughafen Wien AG (8)            4,525,931        4,267,680
                                            --------------   --------------
                Spain and Portugal (0.57%)
      425,000   Espirito Santo Financial
                Group SA ADR (16)                7,096,445        7,968,750
       75,000   Corporacion Financiera
                Alba SA (19)                     1,153,738        2,248,853
                                            --------------   --------------
                                                 8,250,183       10,217,603
                                            --------------   --------------
                Israel (0.30%)
      500,000   The Israel Land
                Development Company Ltd.
                (20)                             1,834,789        5,402,848
                                            --------------   --------------
                Commonwealth of
                 Independent
                 States (0.11%)
      556,624   Firebird Fund, L.P.
                (a)(b)(e)(21)                    1,000,000        1,998,152
                                            --------------   --------------

                         FIRST EAGLE SOGEN GLOBAL FUND
                     SCHEDULE OF INVESTMENTS -- (Continued)
                                 March 31, 2000

------------------------------------------------------------------------------
       Number                                    Cost            Value
    of Shares                                  (Note 1)         (Note 1)
------------------------------------------------------------------------------

                Common and Preferred Stocks -- Non-U.S. -- (continued)
                Japan (9.22%)
      565,000   Fuji Photo Film Co., Ltd.
                (11)                        $   13,679,161   $   24,869,023
    1,000,000   Shimano Inc. (11)               18,830,177       20,060,376
       55,950   Toho Co., Ltd. (14)              7,894,937       15,010,444
    3,000,000   Nisshinbo Industries, Inc.
                (11)                            21,422,744       14,694,712
    4,500,000   The Dai-Tokyo Fire &
                Marine Insurance Co., Ltd.
                (7)                             25,034,160       12,313,760
      135,000   Ito-Yokado Co., Ltd. (16)        5,480,472        9,649,430
    2,000,000   The Mitsui Marine & Fire
                Insurance Co., Ltd. (16)        11,261,568        8,997,955
      100,000   Secom Co., Ltd. (15)             2,670,007        8,569,481
      715,000   Hitachi, Ltd. (10)               5,250,101        8,487,535
    2,000,000   Aida Engineering, Ltd. (6)      13,038,988        8,141,007
    2,000,000   Okumura Corporation (6)          9,490,804        6,680,300
    1,500,000   The Nichido Fire & Marine
                Insurance Co., Ltd. (16)         8,130,328        6,529,360
      700,000   Makita Corporation (11)          6,716,383        6,196,319
      435,000   Chofu Seisakusho Co., Ltd.
                (11)                             8,284,147        6,061,788
      435,000   Shoei Co., Ltd. (19)             3,360,885        4,236,050
      275,000   Shiseido Company, Ltd.
                (11)                             3,157,301        3,735,758
    1,325,000   Iino Kaiun Kaisha, Ltd.
                (8)                              3,839,481        2,245,107
                                            --------------   --------------
                                               167,541,644      166,478,405
                                            --------------   --------------
                South Korea (0.47%)
       26,060   Nam Yang Dairy Products
                (11)                             4,395,123        8,405,691
                                            --------------   --------------
                Hong Kong (3.30%)
  119,019,750   CDL Hotels International
                Limited (18)                    42,786,792       35,538,322
   18,818,132   Shaw Brothers (Hong Kong)
                Limited (14)                    19,501,001       24,046,646
                                            --------------   --------------
                                                62,287,793       59,584,968
                                            --------------   --------------
                Singapore and Malaysia (0.56%)
    3,450,000   Times Publishing Limited
                (14)                             7,647,889        6,972,547
    1,375,000   Delgro Corporation Ltd.
                (19)                             1,659,955        3,212,617
                                            --------------   --------------
                                                 9,307,844       10,185,164
                                            --------------   --------------
                Thailand (0.17%)
      577,000   The Oriental Hotel Public
                Company Limited (18)             2,636,472        3,037,244
                                            --------------   --------------

                         FIRST EAGLE SOGEN GLOBAL FUND
                     SCHEDULE OF INVESTMENTS -- (Continued)
                                 March 31, 2000

------------------------------------------------------------------------------
       Number                                    Cost            Value
    of Shares                                  (Note 1)         (Note 1)
------------------------------------------------------------------------------

                Common and Preferred Stocks -- Non-U.S. -- (continued)
                Australia and New Zealand (2.25%)
    3,176,500   Wilson & Horton Limited 5%
                exchangeable preference
                shares (14)                 $   16,290,592   $   20,728,846
    9,050,000   Carter Holt Harvey
                Limited (3)                     11,089,453        7,814,449
    8,650,000   Spotless Services
                Limited (15)                     4,685,083        6,938,148
   10,000,000   Tasman Agriculture
                Limited (a)(c)(4)                6,097,469        3,920,375
    5,647,103   Evergreen Forests
                Limited (a)(c)(3)                2,151,745        1,303,104
                                            --------------   --------------
                                                40,314,342       40,704,922
                                            --------------   --------------
                Canada (1.19%)
      835,000   Canadian Pacific Limited
                (20)                            14,187,575       18,683,125
      265,000   Noranda, Inc. (20)               3,486,674        2,721,696
                                            --------------   --------------
                                                17,674,249       21,404,821
                                            --------------   --------------
                Mexico (0.90%)
    6,725,000   Industrias Penoles, S.A.
                de C.V. (1)                     20,798,623       16,296,211
                                            --------------   --------------

                Argentina (0.24%)
    1,750,000   Siderca S.A.I.C. (2)             1,279,456        4,026,993
      585,085   Ledesma S.A.A.I. (4)               556,660          327,810
                                            --------------   --------------
                                                 1,836,116        4,354,803
                                            --------------   --------------
                Chile (0.14%)
      225,000   Quinenco S.A. ADR (19)           1,440,160        2,531,250
                                            --------------   --------------
                Gold Related (1.34%)
      655,000   Franco-Nevada Mining
                Corp. Ltd.                       6,029,399        6,907,806
    1,000,000   Harmony Gold Mining
                Company Ltd.                     4,591,642        5,825,987
    1,095,249   Gold Fields Limited              4,328,250        3,828,544
      407,250   Gold Fields Limited ADR          3,408,636        1,578,094
      550,000   Meridian Gold Inc. (a)           1,995,979        3,146,648
      750,000   Pan American Silver
                Corporation (a)                  2,579,121        2,791,659
    1,405,267   Compania Minera Arcata
                S.A.                               929,944          153,405
                                            --------------   --------------
                                                23,862,971       24,232,143
                                            --------------   --------------

                         FIRST EAGLE SOGEN GLOBAL FUND
                     SCHEDULE OF INVESTMENTS -- (Continued)
                                 March 31, 2000

------------------------------------------------------------------------------
       Number                                    Cost            Value
    of Shares                                  (Note 1)         (Note 1)
------------------------------------------------------------------------------
                Common and Preferred Stocks -- Non-U.S. -- (continued)
                Miscellaneous (2.05%)
        3,655   Bank for International
                Settlements
                (U.S. Tranche)(16)          $   19,216,192   $   18,457,931
        2,475   Bank for International
                Settlements (French
                Tranche)(16)                    12,734,695        9,137,445
      355,000   Banco Latinoamericano de
                Exportaciones S.A., Class
                `E' (BLADEX) (16)                9,318,866        9,407,500
    2,000,000   Republic of Venezuela Oil
                Recovery Rights (22)              --               --
   15,257,810   Mexican Oil Rights (22)           --               --
                                            --------------   --------------
                                                41,269,753       37,002,876
                                            --------------   --------------

                Total Common and Preferred
                Stocks                       1,274,019,526    1,390,657,513
                                            --------------   --------------
------------------------------------------------------------------------------
    Principal                                    Cost            Value
       Amount                                  (Note 1)         (Note 1)
------------------------------------------------------------------------------

                Bonds, Notes and Convertible Bonds

                U.S. Dollar Convertible Bonds (3.19%)
$   2,500,000   Medya International Ltd.
                10% due 6/28/2001 (e)(14)        2,305,259        1,887,500
    2,500,000   International Container
                Terminal Services, Inc. 5%
                due 9/15/2001 (e)(8)             2,366,900        2,187,500
    5,500,000   International Container
                Terminal Services, Inc.
                1 3/4% due 3/13/2004 (8)         4,902,512        5,390,000
    6,000,000   Danka Business Systems plc
                6 3/4% due 4/01/2002 (11)        4,176,901        4,290,000
    3,750,000   Pegasus Gold Inc. 6 1/4%
                due 4/30/2002 (a)(f)(1)          4,032,184            9,375
    2,300,000   Pegasus Gold Inc, 6 1/4%
                due 4/30/2002 (a)(b)(f)(1)       2,021,341            5,750
    3,325,000   LUKINTER Finance BV 3 1/2%
                due 5/06/2002 (2)                1,558,640        3,740,625
    3,615,000   Coeur d'Alene Mines
                Corporation 6% due
                6/10/2002 (1)                    3,267,510        2,295,525
    6,000,000   Coeur d'Alene Mines
                Corporation 6 3/8% due
                1/31/2004 (1)                    5,965,119        2,977,500
    3,250,000   TingYi (C.I.) Holdings
                1 5/8% due 7/17/2002 (11)        2,339,501        2,843,750
    3,000,000   Ashanti Goldfields Company
                Limited 5 1/2% due
                3/15/2003 (1)                    2,581,028        1,950,000
    1,000,000   Security Capital U.S.
                Realty 2% due 5/22/2003
                (18)                               759,830          732,500

                         FIRST EAGLE SOGEN GLOBAL FUND
                     SCHEDULE OF INVESTMENTS -- (Continued)
                                 March 31, 2000

------------------------------------------------------------------------------
    Principal                                    Cost            Value
       Amount                                  (Note 1)         (Note 1)
------------------------------------------------------------------------------
                Bonds, Notes and Convertible Bonds -- (continued)
                U.S. Dollar Convertible
                Bonds -- (continued)
$     770,000   Security Capital U.S.
                Realty 2% due 5/22/2003
                (b)(18)                     $      582,122   $      564,025
    1,500,000   IRSA Inversiones y
                Representaciones S.A.
                4 1/2% due 8/02/2003
                (b)(18)                          1,490,533        1,739,070
    1,600,000   Agnico Eagle Mines Limited
                3 1/2% due 1/27/2004 (1)         1,294,819        1,044,000
    5,000,000   CKE Restaurants Inc.
                4 1/4% due 3/15/2004 (12)        3,467,615        2,743,750
    3,750,000   Friede Goldman Halter,
                Inc. 4 1/2% due 9/15/2004
                (2)                              2,816,460        1,954,687
      113,000   Excel Legacy Corp. 9% due
                11/04/2004 (18)                     38,682           92,660
    4,420,000   Battle Mountain Gold
                Company 6% due
                1/04/2005 (1)                    3,630,818        2,541,500
   11,935,000   P.T. Inti Indorayon Utama
                7% due 5/02/2006 (f)(3)          9,926,856        3,789,363
    1,500,000   Samsung Electronics Co.
                Ltd. 0% due 12/31/2007
                (a)(9)                           1,112,832        4,200,000
    3,500,000   LG Electronics Inc. 1/4%
                due 12/31/2007 (9)               2,624,284        3,867,500
    4,450,000   Evans & Sutherland
                Computer Corporation 6%
                due 3/01/2012 (10)               3,566,982        3,237,375
   20,000,000   Sunbeam Corporation 0% due
                3/25/2018 (a)(11)                3,437,899        3,450,000
                                            --------------   --------------
                                                70,266,627       57,533,955
                                            --------------   --------------
                U.S. Dollar Bonds and Notes (5.08%)
    2,000,000   P.T. Inti Indorayon Utama
                9 1/8% due 10/15/2000
                (f)(3)                           1,922,646          465,000
    1,000,000   Republic New York
                Corporation 9 3/4% due
                12/01/2000 (16)                  1,000,000        1,015,468
    5,550,000   USAir Group, Inc. 9 5/8%
                due 2/02/2001 (8)                5,253,156        5,543,551
    2,000,000   P.T. Pabrik Kertas
                Tjiwi-Kimia 13 1/4% due
                8/01/2001 (3)                    1,955,684        1,800,000
    3,310,000   P.T. Pabrik Kertas
                Tjiwi-Kimia 10% due
                8/01/2004 (3)                    2,226,934        2,474,225
    1,800,000   Florsheim Group Inc.
                12 3/4% due 9/01/2002 (12)       1,707,206        1,775,250
    8,000,000   The Southland Corporation
                5% due 12/15/2003 (12)           6,789,695        7,040,000
    5,589,000   The Southland Corporation
                4% due 6/15/2004 (12)            4,233,220        4,499,145
    3,000,000   Anacomp, Inc., Series `B'
                10 7/8% due 4/01/2004 (10)       3,009,406        2,782,500
      500,000   Anacomp, Inc., Series `D'
                10 7/8% due 4/01/2004 (10)         520,000          463,750

                         FIRST EAGLE SOGEN GLOBAL FUND
                     SCHEDULE OF INVESTMENTS -- (Continued)
                                 March 31, 2000

------------------------------------------------------------------------------
    Principal                                    Cost            Value
       Amount                                  (Note 1)         (Note 1)
------------------------------------------------------------------------------
                Bonds, Notes and Convertible Bonds -- (continued)
                U.S. Dollar Bonds and Notes -- (continued)
$     234,000   Excel Legacy Corp. 10% due
                11/04/2004 (18)             $      160,719   $      180,180
    1,500,000   Hollinger International
                Publishing 8 5/8% due
                3/15/2005 (14)                   1,575,000        1,432,500
    1,500,000   Hollinger International
                Publishing 9 1/4% due
                3/15/2007 (14)                   1,542,555        1,421,250
    1,500,000   Polaroid Corporation
                11 1/2% due 2/15/2006 (11)       1,517,500        1,537,500
   10,000,000   Riverwood International
                Corporation 10 1/4% due
                4/01/2006 (3)                    9,929,035        9,700,000
    1,000,000   Imperial Holly Corporation
                9 3/4% due 12/15/2007 (4)        1,000,000          260,000
    4,500,000   AMSC Acquisition Co. Inc.
                12 1/4% due 4/01/2008 (10)       4,217,169        3,870,000
    5,000,000   Grupo Televisa 13 1/4% due
                5/15/2008
                (0% @ 3/31/2000) (a)(14)         3,611,084        4,937,500
    3,000,000   Domino's Inc. 10 3/8% due
                1/15/2009 (11)                   2,917,445        2,760,000
    2,500,000   St. John Knits
                International Inc. 12 1/2%
                due
                7/01/2009 (11)                   2,449,278        2,337,500
    3,000,000   Blount International Inc.
                13% due 8/01/2009 (6)            3,053,750        3,082,500
    2,729,723   Federal Republic of Brazil
                `C' 8% due 4/15/2014 (22)        1,089,107        2,047,292
    5,000,000   Federal Republic of Brazil
                Par ZL 5 3/4% due
                4/15/2024 (22)                   2,533,025        3,278,125
    2,000,000   Republic of Bulgaria Disc.
                FRN `A' due 7/28/2024
                (7.0625% @ 3/31/2000) (22)       1,149,018        1,623,750
   10,000,000   Bangkok Bank Public Co.
                9.025% due 3/15/2029
                (b)(16)                          6,035,575        8,100,000
    5,500,000   Bergen Bank Floating Rate
                Perpetual Note (6 1/2% @
                3/31/2000) (16)                  3,888,750        4,284,500
    3,500,000   Den Norske Bank Floating
                Rate Perpetual Notes
                (6.525% @ 3/31/2000) (16)        2,610,000        2,732,975
    3,170,000   Den Norske Bank Floating
                Rate Perpetual Notes
                (6 3/8% @ 3/31/2000) (16)        2,059,625        2,503,190

                         FIRST EAGLE SOGEN GLOBAL FUND
                     SCHEDULE OF INVESTMENTS -- (Continued)
                                 March 31, 2000

------------------------------------------------------------------------------
    Principal                                    Cost            Value
       Amount                                  (Note 1)         (Note 1)
------------------------------------------------------------------------------
                Bonds, Notes and Convertible Bonds -- (continued)
                U.S. Dollar Bonds and Notes -- (continued)
$  10,000,000   Christiania Bank Floating
                Rate Perpetual Notes
                (6 3/8% @ 3/31/2000) (16)   $    6,826,750   $    7,880,500
                                            --------------   --------------
                                                86,783,332       91,828,151
                                            --------------   --------------

                U.S. Treasury Notes (8.75%)
   10,000,000   U.S. Treasury Inflation
                Index Note 3 5/8% due
                7/15/2002 (22)                  10,020,171       10,501,000
   25,000,000   U.S. Treasury Note 7 1/2%
                due 2/15/2005 (22)              26,251,563       26,195,325
   25,000,000   U.S. Treasury Note 5 5/8%
                due 2/15/2006 (22)              24,014,290       24,156,250
   40,000,000   U.S. Treasury Inflation
                Index Note 3 3/8% due
                1/15/2007 (22)                  40,141,379       40,996,000
    5,000,000   U.S. Treasury Note 6 1/4%
                due 2/15/2007 (22)               4,997,928        4,992,190
   35,000,000   U.S. Treasury Zero Coupon
                Strip due 11/15/2007
                (a)(22)                         21,857,327       21,759,080
    5,000,000   U.S. Treasury Note 11 1/4%
                due 2/15/2015 (22)               7,791,406        7,395,315
   20,000,000   U.S. Treasury Note 7 1/4%
                due 5/15/2016 (22)              20,840,156       22,112,500
                                            --------------   --------------
                                               155,914,220      158,107,660
                                            --------------   --------------

                Non U.S. Dollar Convertible Bonds (0.45%)
FRF 88,668,060  Immobiliere Hoteliere 5%
                due 1/01/2001 (18)              12,833,351        3,356,383
NZD  8,736,523  Capital Properties New
                Zealand Limited 8 1/2% due
                4/15/2005 (c)(18)                5,384,640        3,805,702
CAD  1,600,000  Noranda Inc. 5% due
                4/30/2007 (20)                   1,045,454          920,903
                                            --------------   --------------
                                                19,263,445        8,082,988
                                            --------------   --------------

                Non U.S. Dollar Bonds and Notes (0.20%)
CAD 2,500,000   Bell Canada 8 1/2% due
                6/09/2003 (17)                   1,742,635        1,814,751
NZD 3,500,000   Evergreen Forest Limited
                0% due 3/19/2009 (a)(3)          1,871,556        1,893,194
                                            --------------   --------------
                                                 3,614,191        3,707,945
                                            --------------   --------------
                Total Bonds, Notes and
                Convertible Bonds              335,841,815      319,260,699
                                            --------------   --------------

                         FIRST EAGLE SOGEN GLOBAL FUND
                     SCHEDULE OF INVESTMENTS -- (Continued)
                                 March 31, 2000

------------------------------------------------------------------------------
    Principal                                    Cost            Value
       Amount                                  (Note 1)         (Note 1)
------------------------------------------------------------------------------
                Bonds, Notes and Convertible Bonds -- (continued)
                U.S. Treasury Notes -- (continued)
                Short-Term Investments (3.97%)
$  19,714,000   FMC Corp. 6.56% due
                4/03/2000                   $   19,706,815   $   19,706,815
    9,426,000   Omnicom Finance Inc. 6.05%
                due 4/05/2000                    9,419,664        9,419,664
    7,768,000   Novartis Finance Corp.
                5.98% due 4/07/2000              7,760,258        7,760,258
   15,000,000   Praxair Inc. 5.95% due
                4/10/2000                       14,977,688       14,977,688
   10,000,000   Toys `R' Us Inc. 6.30% due
                4/12/2000                        9,980,750        9,980,750
    9,800,000   Pearson Inc. 6.18% due
                4/19/2000                        9,769,718        9,769,718
                                            --------------   --------------
                Total Short-Term
                Investments                     71,614,893       71,614,893
                                            --------------   --------------
                Total Investments (98.65%)  $1,681,476,234*   1,781,533,105**
                                            --------------
                                            --------------
                Other assets in excess of liabilities
                (1.35%)                                          24,495,568
                                                             --------------
                Net assets (100.00%)                         $1,806,028,673
                                                             --------------
                                                             --------------

---------

 * At March 31, 2000 cost for federal income tax purposes is $1,697,441,723.

** Gross unrealized appreciation and depreciation of securities at March 31, 2000 were $304,715,674 and $220,624,292, respectively (net appreciation was $84,091,382).

                         FIRST EAGLE SOGEN GLOBAL FUND
                     SCHEDULE OF INVESTMENTS -- (Continued)
                                 March 31, 2000

FOREIGN CURRENCIES              INDUSTRY CLASSIFICATIONS
------------------              ------------------------
FRF -- French Franc             (1) Metals & Minerals    (12) Distribution
NZD -- New Zealand Dollar       (2) Energy               (13) Health Care
CAD -- Canadian Dollar          (3) Forest Products      (14) Media
                                (4) Agriculture          (15) Services
                                                         (16) Financial
                                (5) Building Materials   Institutions
                                (6) Capital Goods        (17) Utilities
                                (7) Chemicals            (18) Real Estate
                                (8) Transportation       (19) Holding Companies
                                (9) Electronics          (20) Conglomerate
                                (10) Technology          (21) Investment Companies
                                (11) Consumer Products   (22) Government Issues
BOND TYPES
----------
FRN -- Floating Rate Note
`C' -- Capitalization

---------

 (a) Non-income producing security.

 (b) Security is exempt from registration under the Securities Act of 1933 and may only be sold to qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933.

 (c) Affiliate as defined by the Investment Company Act of 1940. An affiliate is defined as a company in which the Fund directly or indirectly owns, controls, or holds power to vote 5% or more of the outstanding voting securities. Following is a summary of transactions with each such affiliate for the year ended March 31, 2000.

                            Purchases                 Sales
                       --------------------   ----------------------   Realized     Dividend
      Affiliate        Shares       Cost       Shares        Cost      Gain/Loss     Income
San Juan Basin
 Royalty Trust.......       --           --     705,000   $5,786,575   $ 923,232   $2,541,081
The Home-Stake Oil &
 Gas Company.........       --           --          --           --          --       26,275
Greif Bros.
 Corporation Class
 `A'.................       --           --          --           --          --      307,500
BEI Medical Systems
 Inc.................       --           --     115,500      216,144       4,659           --
Mills Music Trust....       --           --          --           --          --      118,518
UniFirst
 Corporation.........       --           --          --           --          --      135,938
East Texas Financial
 Services, Inc.......       --           --       3,000       22,750        (251)      25,500
First Federal
 Financial Bancorp,
 Inc.................       --           --          --           --          --       12,600
Redwood Financial,
 Inc.................       --           --      46,500      444,063     (47,388)          --
Buderus AG'D'........  201,000   $4,069,751          --           --          --    1,124,246
Societe Sucriere de
 Pithiviers-le-
 Vieil...............       62       24,419          --           --          --      243,724
NSC Groupe...........       --           --         579      115,156     (58,879)     252,750
Sabeton SA...........       --           --       3,500      744,670    (329,157)   1,502,016
Conflandey...........       --           --         749       37,504      (9,787)      21,081
Tasman Agriculture
 Limited.............       --           --          --           --          --           --
Capital Properties
 New Zealand Limited
 8 1/2% due
 4/15/2005'D'D'......       --           --          --           --          --      179,551
Evergreen Forests
 Limited.............       --           --   3,702,897    1,410,934    (463,355)          --

 'D'  26 for 1 stock split on July 19, 1999.

 'D'D' 21 shares for every 50 shares; takeover in December 1999.

 (d) Commodity-linked security whereby the coupon, dividend and/or redemption amount is linked to the price of an underlying commodity.

 (e) Security for which there are less than three market makers.

 (f) In default as to principal and interest.
-------------------

See Notes to Financial Statements.

                        FIRST EAGLE SOGEN OVERSEAS FUND
                            SCHEDULE OF INVESTMENTS
                                 March 31, 2000

--------------------------------------------------------------------------------
        Number                                       Cost          Value
     of Shares                                     (Note 1)       (Note 1)
--------------------------------------------------------------------------------

                COMMON AND PREFERRED STOCKS

                UNITED KINGDOM (6.37%)
     2,075,000  Antofagasta Holdings plc (1)     $  9,712,691   $ 13,027,667
     2,275,000  IMI plc (7)                         9,384,485      8,374,246
     2,119,000  Royal Doulton plc (a)(12)           6,279,472      3,376,629
       555,000  Berisford plc (7)                   1,220,707      2,666,445
     1,000,000  McBride plc (12)                    2,254,106      1,346,508
     1,000,000  Aggregate Industries plc (6)          411,828      1,051,711
     1,500,000  Lonrho Africa plc (20)              2,324,804        537,807
                                                 ------------   ------------
                                                   31,588,093     30,381,013
                                                 ------------   ------------
                FINLAND (0.14%)
        26,100  Vaisala Oy `A' (11)                   183,482        674,010
                                                 ------------   ------------
                SWEDEN (1.28%)
       365,000  IRO AB (7)                          3,934,420      4,182,437
        65,000  Investor AB `B' (19)                  642,001      1,015,660
       413,000  Gorthon Lines AB `B' (9)            1,872,656        932,150
                                                 ------------   ------------
                                                    6,449,077      6,130,247
                                                 ------------   ------------
                DENMARK (0.45%)
        60,000  Carlsberg International A/S `B'
                (12)                                2,475,255      1,803,607
         5,000  Kobenhavns Lufthavne A/S (9)          217,588        340,424
                                                 ------------   ------------
                                                    2,692,843      2,144,031
                                                 ------------   ------------
                NETHERLANDS (3.56%)
       202,500  Holdingmaatschappij de
                Telegraaf NV (15)                   3,536,084      6,343,057
       450,000  Koninklijke Ahrend NV (7)           5,843,289      5,724,353
       215,000  Apothekers Cooperatie OPG
                U.A. (14)                           5,300,994      4,935,282
                                                 ------------   ------------
                                                   14,680,367     17,002,692
                                                 ------------   ------------
                BELGIUM (0.64%)
        14,500  Deceuninck Plastics Industries
                SA (6)                              2,681,547      3,037,207
                                                 ------------   ------------
                GERMANY (9.37%)
     1,235,000  Buderus AG (7)                     19,896,881     20,435,032
       185,000  Hornbach Holding AG Pfd. (13)      12,652,119      7,785,503
        50,000  Bertelsmann AG D.R.C. (15)          6,046,454      4,804,674
        85,000  Bayer AG (8)                        2,717,486      3,837,277
         2,750  Axel Springer Verlag AG (15)        1,086,733      3,366,704
       155,000  Vossloh AG (9)                      3,120,415      2,119,971
       185,000  Suedzucker AG Pfd. (4)              2,899,996      1,981,764
        25,000  Gerresheimer Glas AG (7)              338,102        370,624
                                                 ------------   ------------
                                                   48,758,186     44,701,549
                                                 ------------   ------------
                FRANCE (9.58%)
        11,500  Sagem ADP (10)                      1,267,087      8,722,346
        75,000  Legrand ADP (7)                     6,961,597      8,235,035

                        FIRST EAGLE SOGEN OVERSEAS FUND
                     SCHEDULE OF INVESTMENTS -- (Continued)
                                 March 31, 2000

--------------------------------------------------------------------------------
    Number                                           Cost          Value
  of Shares                                        (Note 1)       (Note 1)
--------------------------------------------------------------------------------

                COMMON AND PREFERRED STOCKS -- (CONTINUED)
                FRANCE -- (CONTINUED)
        70,000  Aventis SA (14)                  $  3,402,183   $  3,829,626
         6,750  Eurafrance (19)                     2,445,637      3,066,618
         6,692  Taittinger C.I. (12)                1,717,716      2,713,839
        17,037  Total Fina Elf SA (2)                 775,084      2,550,174
        23,500  NSC Groupe (7)                      4,098,208      2,247,658
     1,350,000  FINEL (b)(3)                        2,277,010      2,133,782
         9,000  Robertet SA (12)                    1,715,121      1,910,987
         7,856  Robertet SA C.I. (12)               1,120,564        895,653
         6,500  Societe Sucriere de
                Pithiviers-le-Vieil (4)             2,808,730      1,784,257
        10,000  Carrefour Supermarche (13)            240,791      1,280,687
        23,500  Rougier SA (3)                      1,702,604      1,217,107
         7,500  Sabeton SA (19)                     1,257,698        932,539
        12,000  Gaumont SA (15)                       589,048        840,146
        18,000  Crometal (7)                        1,093,384        757,508
        15,000  Societe Francaise des Papiers
                Peints (12)                           741,390        685,775
        23,801  Conflandey (1)                      1,306,544        639,454
        10,000  Burelle SA (5)                        443,781        631,257
        15,000  Carbone Lorraine SA (7)               752,324        619,062
                                                 ------------   ------------
                                                   36,716,501     45,693,510
                                                 ------------   ------------
                SWITZERLAND (11.74%)
        19,798  Kuehne & Nagel International
                AG (9)                             11,684,571     18,270,316
        20,250  Edipresse SA (15)                   3,991,602     12,174,227
         1,935  Bank for International
                Settlements (U.S. Tranche) (17)    13,948,780      9,771,846
           965  Bank for International
                Settlements (French Tranche)
                (17)                                6,964,319      3,562,681
        19,500  SAirgroup AG (9)                    3,744,120      3,663,540
        10,000  Sika Finanz AG (6)                  2,381,158      3,258,484
         5,000  Affichage Holdings AG (15)          1,380,233      2,630,234
           575  Lindt & Sprungli AG PC (12)           751,682      1,460,186
        10,933  Vetropack AG (7)                    1,142,626      1,206,123
                                                 ------------   ------------
                                                   45,989,091     55,997,637
                                                 ------------   ------------
                AUSTRIA (0.39%)
        50,000  Flughafen Wien AG (9)               1,853,727      1,855,513
                                                 ------------   ------------
                SPAIN AND PORTUGAL (2.25%)
       245,000  Espirito Santo Financial Group
                SA ADR (17)                         4,095,267      4,593,750
       600,000  Energia e Industrias Aragonesas
                SA (8)                              3,024,135      3,035,772

                        FIRST EAGLE SOGEN OVERSEAS FUND
                     SCHEDULE OF INVESTMENTS -- (Continued)
                                 March 31, 2000

--------------------------------------------------------------------------------
    Number                                           Cost          Value
  of Shares                                        (Note 1)       (Note 1)
--------------------------------------------------------------------------------

                COMMON AND PREFERRED STOCKS -- (CONTINUED)
                SPAIN AND PORTUGAL -- (CONTINUED)
       115,000  Companhia de Celulose do Caima
                SA (3)                           $  1,697,693   $  1,622,378
        50,000  Corporacion Financiera Alba
                SA (19)                             1,590,068      1,499,235
                                                 ------------   ------------
                                                   10,407,163     10,751,135
                                                 ------------   ------------
                TURKEY (0.29%)
        55,000  Usas Ucak Servisi (16)                352,615      1,381,687
                                                 ------------   ------------
                CHILE (0.06%)
        25,000  Quinenco S.A. ADR (19)                235,775        281,250
                                                 ------------   ------------
                ISRAEL (0.14%)
       200,000  Super-Sol Limited (13)                379,002        669,754
                                                 ------------   ------------
                IRELAND (0.43%)
       700,000  Greencore Group plc (4)             1,918,345      2,042,021
                                                 ------------   ------------

                COMMONWEALTH OF INDEPENDENT STATES (0.81%)
       672,461  Firebird Fund, L.P.
                (a)(b)(c)(21)                         683,593      2,292,387
        10,265  Firebird Republic Fund, Ltd.
                Class `A' (a)(b)(c)(21)             1,675,000        930,951
       100,000  First NIS Regional Fund SICAF
                (b)(c)(21)                          1,000,000        637,500
                                                 ------------   ------------
                                                    3,358,593      3,860,838
                                                 ------------   ------------
                JAPAN (19.38%)
     1,875,000  Nisshinbo Industries, Inc. (12)    13,365,079      9,184,195
       435,000  Shimano Inc. (12)                   7,901,337      8,726,263
     2,500,000  The Dai-Tokyo Fire & Marine
                Insurance Co., Ltd. (17)           13,038,910      6,840,978
     1,875,000  Okumura Corporation (18)            8,736,501      6,262,781
     1,375,000  Aida Engineering, Ltd. (7)          7,922,250      5,596,942
       565,000  Shoei Co., Ltd. (19)                5,200,358      5,501,996
       950,400  Tachi-S Co., Ltd. (5)               8,183,837      4,627,520
     1,000,000  The Mitsui Marine & Fire
                Insurance Co., Ltd. (17)            5,839,990      4,498,977
       749,730  Sotoh Co., Ltd. (12)                6,288,831      3,497,134
       245,000  Chofu Seisakusho Co., Ltd. (12)     4,101,079      3,414,110
       175,000  T. Hasegawa Co., Ltd. (12)          2,725,929      3,152,693
       475,300  Yomeishu Seizo Co., Ltd. (12)       3,012,626      3,101,091
        65,000  Fuji Photo Film Co., Ltd. (12)      1,545,689      2,861,038
        10,500  Toho Co., Ltd. (15)                 1,452,078      2,816,973
       255,000  Sonton Food Industry Co., Ltd.
                (12)                                2,615,267      2,704,207
       300,000  Makita Corporation (12)             2,873,009      2,655,565
        30,000  Secom Co., Ltd. (16)                  797,642      2,570,844
       115,000  SK Kaken Co. Ltd. (12)              1,953,694      2,542,117
       135,000  Mandom Corp. (12)                   1,706,995      2,366,345
        18,000  Hitachi Ltd. ADR (11)               1,454,804      2,193,750

                        FIRST EAGLE SOGEN OVERSEAS FUND
                     SCHEDULE OF INVESTMENTS -- (Continued)
                                 March 31, 2000

--------------------------------------------------------------------------------
    Number                                           Cost          Value
  of Shares                                        (Note 1)       (Note 1)
--------------------------------------------------------------------------------

                COMMON AND PREFERRED STOCKS -- (CONTINUED)
                JAPAN -- (CONTINUED)
       500,000  The Nichido Fire & Marine
                Insurance Co., Ltd. (17)         $  2,597,878   $  2,176,453
        30,000  Ito-Yokado Co., Ltd. (13)           1,426,978      2,144,318
        75,000  Nitto Kohki Co., Ltd. (7)             513,622      1,950,044
       625,000  lino Kaiun Kaisha, Ltd. (9)         1,539,110      1,059,013
                                                 ------------   ------------
                                                  106,793,493     92,445,347
                                                 ------------   ------------
                SOUTH KOREA (3.01%)
        36,360  Nam Yang Dairy Products Pfd.
                (12)                                  573,659      7,072,970
        10,000  Nam Yang Dairy Products (12)          863,352      3,225,515
        95,000  Fursys Incorporated (7)             1,621,304      2,423,886
        60,000  Dong Ah Tire Industry Co., Ltd.
                (a)(5)                              3,100,389      1,628,591
                                                 ------------   ------------
                                                    6,158,704     14,350,962
                                                 ------------   ------------
                HONG KONG (6.23%)
    59,430,911  CDL Hotels International
                Limited (18)                       21,082,903     17,745,583
     9,118,131  Shaw Brothers (Hong Kong)
                Limited (15)                        9,517,082     11,651,553
     2,500,000  China-Hong Kong Photo Products
                Holdings Limited (12)                 224,323        308,224
                                                 ------------   ------------
                                                   30,824,308     29,705,360
                                                 ------------   ------------
                SINGAPORE AND MALAYSIA (1.36%)
     1,450,000  Times Publishing Limited (15)       3,002,411      2,930,491
     2,000,000  Clipsal Industries Ltd. (6)         2,533,241      1,764,019
       500,000  Delgro Corporation Ltd. (19)          436,444      1,168,224
       150,000  Genting Berhad (12)                   270,389        623,684
                                                 ------------   ------------
                                                    6,242,485      6,486,418
                                                 ------------   ------------
                THAILAND (0.12%)
       110,000  Oriental Hotel PCL (18)               482,186        579,024
                                                 ------------   ------------
                VIETNAM (0.13%)
       162,900  The Lazard Vietnam Fund Limited
                (a)(b)(c)(21)                         448,873        407,250
        42,800  The Vietnam Frontier Fund
                (a)(b)(c)(21)                         440,840        197,950
                                                 ------------   ------------
                                                      889,713        605,200
                                                 ------------   ------------
                INDIA (0.14%)
        10,000  The Spartek Emerging
                Opportunities of India Fund
                (a)(b)(c)(21)                       1,035,000        670,000
                                                 ------------   ------------

                        FIRST EAGLE SOGEN OVERSEAS FUND
                     SCHEDULE OF INVESTMENTS -- (Continued)
                                 March 31, 2000

--------------------------------------------------------------------------------
    Number                                           Cost          Value
  of Shares                                        (Note 1)       (Note 1)
--------------------------------------------------------------------------------

                COMMON AND PREFERRED STOCKS -- (Continued)
                AUSTRALIA AND NEW ZEALAND (5.12%)
     1,451,450  Wilson & Horton Limited 5%
                exchangeable preference
                shares (15)                      $  7,598,473   $  9,471,709
     8,650,000  Carter Holt Harvey Limited (3)     10,976,509      7,469,059
     3,500,000  Spotless Services Limited (16)      2,039,138      2,807,343
     6,000,000  Tasman Agriculture Limited (4)      4,113,740      2,352,225
     5,500,000  Evergreen Forests Limited
                (a)(3)                              2,374,634      1,269,159
       300,000  RadioWorks New Zealand
                Limited (15)                          544,139      1,042,125
                                                 ------------   ------------
                                                   27,646,633     24,411,620
                                                 ------------   ------------
                CANADA (1.03%)
       185,000  Canadian Pacific Limited (20)       3,187,350      4,139,375
        45,000  Fletcher Challenge Energy
                Class `A' (2)                         480,876        496,295
        25,000  Franco-Nevada Mining Corp.
                Ltd. (23)                             328,959        263,657
                                                 ------------   ------------
                                                    3,997,185      4,899,327
                                                 ------------   ------------
                MEXICO (1.99%)
     3,375,000  Industrias Penoles, S.A. de
                C.V. (1)                           12,590,665      8,178,396
       500,000  Grupo Indusrial Satillo, S.A.
                de C.V. (5)                         1,469,358      1,311,458
                                                 ------------   ------------
                                                   14,060,023      9,489,854
                                                 ------------   ------------
                ARGENTINA (0.42%)
       450,000  Siderca S.A.I.C. (2)                  265,818      1,035,513
       596,964  Cresud S.A.C.I.F. y A. (4)            595,469        549,479
       750,000  Ledesma S.A.A.I. (4)                  761,772        420,208
                                                 ------------   ------------
                                                    1,623,059      2,005,200
                                                 ------------   ------------
                MISCELLANEOUS (3.95%)
       340,000  Security Capital European
                Realty (a)(c)(18)                   6,800,000      6,531,400
       365,000  Freeport McMoRan Copper & Gold
                Inc., Preferred Series `D'
                (c)(23)                             6,666,933      4,516,875
       125,000  Banco Latinoamericano de
                Exportaciones S.A. Class `E'
                (BLADEX) (17)                       3,159,274      3,312,500
       115,000  InterTAN, Inc. (13)                 1,126,788      1,520,300
       600,000  Jardine Strategic Holdings (19)       928,762      1,224,000
         9,000  Baltic Republic Fund
                (a)(b)(c)(21)                         905,750      1,012,500

                        FIRST EAGLE SOGEN OVERSEAS FUND
                     SCHEDULE OF INVESTMENTS -- (Continued)
                                 March 31, 2000

--------------------------------------------------------------------------------
    Number                                           Cost          Value
  of Shares                                        (Note 1)       (Note 1)
--------------------------------------------------------------------------------

                COMMON AND PREFERRED STOCKS -- (Continued)
                MISCELLANEOUS -- (CONTINUED)
         5,000  M.J. Whitman Global Value Fund
                L.P. (a)(b)(c)(21)               $    500,000   $    508,792
        15,000  North European Oil Royalty
                Trust (2)                             191,837        198,750
     7,871,000  Mexican Oil Rights (22)               --             --
                                                 ------------   ------------
                                                   20,279,344     18,825,117
                                                 ------------   ------------
                TOTAL COMMON AND PREFERRED
                STOCKS                            428,276,540    431,077,523
                                                 ------------   ------------


--------------------------------------------------------------------------------
  Principal                                          Cost          Value
    Amount                                         (Note 1)       (Note 1)
--------------------------------------------------------------------------------
                BONDS, NOTES AND CONVERTIBLE BONDS
                U.S. DOLLAR CONVERTIBLE BONDS (2.99%)
 $   2,000,000  Medya International Ltd. 10%
                due 6/28/2001 (c)(15)               1,855,912      1,510,000
     1,250,000  International Container
                Terminal Services, Inc. 5% due
                9/15/2001 (c)(9)                    1,171,525      1,093,750
     4,500,000  International Container
                Terminal Services, Inc. 1 3/4%
                due 3/13/2004 (9)                   3,889,506      4,410,000
     3,500,000  Danka Business Systems plc
                6 3/4% due 4/01/2002 (12)           3,033,628      2,502,500
     1,750,000  TingYi (C.1.) Holdings 1 5/8%
                due 7/17/2002 (12)                  1,396,622      1,531,250
     1,000,000  IRSA Inversiones y
                Representaciones S.A. 4 1/2%
                due 8/02/2003 (b)(18)                 994,634      1,159,380
     6,500,000  P.T. Inti Indorayon Utama 7%
                due 5/02/2006 (e)(3)                5,263,024      2,063,750
                                                 ------------   ------------
                                                   17,604,851     14,270,630
                                                 ------------   ------------
                U.S. DOLLAR BONDS AND NOTES (1.39%)
     1,000,000  P.T. Inti Indorayon Utama
                9 1/8% due 10/15/2000 (e)(3)          950,451        232,500
     1,000,000  P.T. Pabrik Kertas Tjiwi-Kimia
                13 3/4% due 8/01/2001 (3)             934,902        900,000
     1,790,000  P.T. Pabrik Kertas Tjiwi-Kimia
                10% due 8/01/2004 (3)               1,216,760      1,338,025
     1,000,000  Republic National Bank NY
                Brazil-Linked CD'S 9.65% due
                5/01/2003 (17)                        998,679        910,000

                        FIRST EAGLE SOGEN OVERSEAS FUND
                     SCHEDULE OF INVESTMENTS -- (Continued)
                                 March 31, 2000

--------------------------------------------------------------------------------
  Principal                                          Cost          Value
    Amount                                         (Note 1)       (Note 1)
--------------------------------------------------------------------------------

                BONDS, NOTES AND CONVERTIBLE BONDS -- (CONTINUED)
                U.S. DOLLAR BONDS AND NOTES -- (CONTINUED)
 $   1,000,000  Republic of Bulgaria Disc. FRN
                `A' due 7/28/2024 (7.0625% @
                3/31/2000) (22)                  $    571,529   $    811,875
     3,000,000  Bangkok Bank Public Co. 9.025%
                due 3/15/2029 (b)(22)               1,811,264      2,430,000
                                                 ------------   ------------
                                                    6,483,585      6,622,400
                                                 ------------   ------------
                NON U.S. DOLLAR CONVERTIBLE BONDS (0.80%)
FRF 41,509,260  Immobiliere Hoteliere 5% due
                1/01/2001 (18)                      6,473,452      1,571,265
NZD  3,581,129  Capital Properties New Zealand
                Limited 8 1/2% due
                4/15/2005 (18)                      2,765,707      1,559,969
NZD  1,316,810  Evergreen Forest Limited 0% due
                3/19/2009 (a)(3)                      714,127        712,279
                                                 ------------   ------------
                                                    9,953,286      3,843,513
                                                 ------------   ------------
                TOTAL BONDS, NOTES AND
                CONVERTIBLE BONDS                  34,041,722     24,736,543
                                                 ------------   ------------
                SHORT-TERM INVESTMENTS (3.09%)
 $   9,164,000  FMC Corp. 6.56% due 4/03/2000       9,160,660      9,160,660
     5,574,000  Omnicom Finance Inc. 6.05% due
                4/05/2000                           5,570,253      5,570,253
                                                 ------------   ------------
                TOTAL SHORT-TERM INVESTMENTS       14,730,913     14,730,913
                                                 ------------   ------------
                TOTAL INVESTMENTS (98.65%)       $477,049,175*   470,544,979**
                                                 ------------
                                                 ------------
                Other assets in excess of
                liabilities (1.35%)                                6,469,384
                                                                ------------
                Net Assets (100.00%)                            $477,014,363
                                                                ------------
                                                                ------------

 (a) Non-income producing security.

 (b) Security is exempt from registration under the Securities Act of 1933 and may only be sold to qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933.

 (c) Security for which there are less than three market makers.

 (d) Commodity linked security whereby the coupon, dividend and/or redemption amount is linked to the price of an underlying commodity or commodity index.

 (e) In default of an underlying commodity.

  *  At March 31, 2000, cost for federal income tax purposes is $479,437,722.

 ** Gross unrealized appreciation and depreciation of securities at March 31, 2000 were $83,068,732 and $91,961,475 respectively (net depreciation was $8,892,743).

                        FIRST EAGLE SOGEN OVERSEAS FUND
                     SCHEDULE OF INVESTMENTS -- (Continued)
                                 March 31, 2000

FOREIGN CURRENCIES          INDUSTRY CLASSIFICATIONS
------------------          ------------------------
FRF  -- French Franc         (1)  Metals and Minerals        (13) Distribution
NZD -- New Zealand Dollar    (2)  Energy                     (14) Health Care
                             (3)  Paper and Forest Products  (15) Media
                             (4)  Agriculture                (16) Services
                             (5)  Automotive                 (17) Financial Services
                             (6)  Building Materials         (18) Real Estate
                             (7)  Capital Goods              (19) Holding Companies
                             (8)  Chemicals                  (20) Conglomerates
                             (9)  Transportation             (21) Investment Companies
                            (10)  Electronics                (22) Government Issues
                            (11)  Technology                 (23) Gold Related
                            (12)  Consumer Products


BOND TYPES
----------

FRN -- Floating Rate Note






---------

See Notes to Financial Statements.

                          FIRST EAGLE SOGEN GOLD FUND
                            SCHEDULE OF INVESTMENTS
                                 March 31, 2000

------------------------------------------------------------------------------
     Number                                           Cost          Value
  of Shares                                         (Note 1)      (Note 1)
------------------------------------------------------------------------------
              Common and Preferred Stocks

              United States (38.64%)
     65,000   Freeport McMoRan Copper & Gold
              Inc., Preferred Series `C' (c)       $ 2,215,521   $ 1,068,438
     65,000   Freeport McMoRan Copper & Gold
              Inc., Preferred Series `D' (c)         1,354,304       804,375
     30,000   Freeport McMoRan Copper & Gold
              Inc., Preferred Series `B' (c)         1,090,300       611,250
     55,000   Newmont Mining Corporation             1,751,037     1,234,063
    105,000   Homestake Mining Company                 947,726       630,000
    215,000   Battle Mountain Gold Company
              Class `A'                              1,083,038       416,562
     75,000   Royal Gold, Inc.                         316,796       257,812
        677   Apollo Gold Warrants, Series 1           --            --
      1,016   Apollo Gold Warrants, Series 2           --            --
      1,695   Apollo Gold Warrants, Series 3           --            --
                                                   -----------   -----------
                                                     8,758,722     5,022,500
                                                   -----------   -----------
              Canada (21.74%)
     60,000   Franco-Nevada Mining Corp. Ltd.          749,634       632,776
     75,000   Placer Dome Inc.                         846,668       609,375
     85,000   CSA Management Limited Class `A'         508,338       498,018
    265,000   Kinross Gold Corp.                       710,176       409,168
     18,000   Barrick Gold Corporation                 310,462       282,375
     45,000   Meridian Gold Inc. (a)                   163,307       257,453
     20,000   Pan American Silver Corp. (a)             66,842        74,444
    125,000   Miramar Mining Corporation (a)           215,471        62,899
                                                   -----------   -----------
                                                     3,570,898     2,826,508
                                                   -----------   -----------
              Australia (2.12%)
    800,000   Otter Gold Mines Limited (a)             693,717       267,366
    230,000   Otter Gold Mines Limited Warrants
              (a)                                      --              8,665
                                                   -----------   -----------
                                                       693,717       276,031
                                                   -----------   -----------
              South Africa (22.12%)
    185,000   Harmony Gold Mining Company Ltd.         848,664     1,077,808
    197,500   Gold Fields Limited                      703,998       690,379
    100,000   Gold Fields Limited ADR                  709,481       387,500
     25,000   Anglogold Limited ADR                    556,776       600,000
  1,500,000   Consolidated African Mines Limited       213,392       119,586
                                                   -----------   -----------
                                                     3,032,311     2,875,273
                                                   -----------   -----------
              Switzerland (5.76%)
         75   Bank for International Settlements
              (U.S. Tranche)                           549,844       378,754
        100   Bank for International Settlements
              (French Tranche)                         672,277       369,190
                                                   -----------   -----------
                                                     1,222,121       747,944
                                                   -----------   -----------

                          FIRST EAGLE SOGEN GOLD FUND
                     SCHEDULE OF INVESTMENTS -- (Continued)
                                 March 31, 2000

------------------------------------------------------------------------------
     Number                                           Cost          Value
  of Shares                                         (Note 1)      (Note 1)
------------------------------------------------------------------------------
              Common and Preferred Stocks -- (continued)
              Miscellaneous (8.94%)
    400,000   Industrias Penoles, S.A. de C.V.     $ 1,023,667   $   969,291
  1,759,784   Compania Minera Arcata S A.            1,387,540       192,105
                                                   -----------   -----------
                                                     2,411,207     1,161,396
                                                   -----------   -----------

              Total Common and Preferred Stocks     19,688,976    12,909,652
                                                   -----------   -----------


Principal                                             Cost          Value
 Amount                                             (Note 1)      (Note 1)


           Bonds, Notes and Convertible Bonds

           U.S. Dollar Convertible Bonds (0.01%)
$350,000   Pegasus Gold Inc. 6 1/4% due 4/30/2002
           (a)(d)                                      385,500           875
 250,000   Pegasus Gold Inc. 6 1/4% due 4/30/2002
           (a)(b)(d)                                   220,952           625
                                                   -----------   -----------
           Total Bonds, Notes and Convertible
           Bonds                                       606,452         1,500
                                                   -----------   -----------
           Total lnvestments (99.33%)              $20,295,428*   12,911,152**
                                                   -----------
                                                   -----------
           Other assets in excess of liabilities (0.67%)

                                                                      87,262
                                                                 -----------
           Net assets (100.00%)                                  $12,998,414
                                                                 -----------
                                                                 -----------

---------

 (a) Non-income producing security.

 (b) Security is exempt from registration under the Securities Act of 1933 and may only be sold to qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933.

 (c) Commodity-linked security whereby the coupon, dividend and/or redemption amount is linked to the price of an underlying commodity.

 (d) In default as to principal and interest.

 * At March 31, 2000 cost for federal income tax purposes is $21,045,516.

 ** Gross unrealized appreciation and depreciation of securities at March 31, 2000 were $382,780 and $8,517,144 respectively, (net depreciation was $8,134,364).

---------

See Notes to Financial Statements.

                          FIRST EAGLE SOGEN MONEY FUND
                            SCHEDULE OF INVESTMENTS
                                 March 31, 2000

---------------------------------------------------------------------------------
 Credit          Principal                                   Cost          Value
Rating'D'          Amount                                  (Note 1)      (Note 1)
---------------------------------------------------------------------------------
                              Commercial Paper
                              (100.24%)
      A1         $1,866,000   Diageo Capital plc 5.78%
                              due 4/03/2000              $  1,865,401   $ 1,865,401
      A1+           263,000   Proctor & Gamble Co.
                              5.82% due 4/03/2000             262,915       262,915
      A1+           242,000   Proctor & Gamble Co.
                              6.00% due 4/03/2000             241,919       241,919
      A1            916,000   The BOC Group, Inc. 6.25%
                              due 4/04/2000                   915,523       915,523
      A1            194,000   The Coca-Cola Company
                              5.98% due 4/04/2000             193,903       193,903
      A1            211,000   The Coca-Cola Company
                              6.02% due 4/04/2000             210,894       210,894
      A1          1,000,000   H.J. Heinz Company 5.80%
                              due 4/04/2000                   999,517       999,517
      A1          1,000,000   The Sherwin-Williams
                              Company 6.03% due
                              4/05/2000                       999,330       999,330
      A1          1,028,000   Xerox Credit Corporation
                              5.85% due 4/05/2000           1,027,332     1,027,332
      A1            529,000   Ford Motor Credit Company
                              6.04% due 4/06/2000             528,556       528,556
      A1+         1,423,000   Nestle Capital Corp.
                              5.95% due 4/06/2000           1,421,824     1,421,824
      A1+         1,137,000   Emerson Electric Company
                              6.06% due 4/07/2000           1,135,852     1,135,852
      A1          1,000,000   Ford Motor Credit Company
                              6.00% due 4/07/2000             999,000       999,000
      A1            492,000   Caterpillar Financial
                              Services Corporation
                              6.00% due 4/10/2000             491,262       491,262
      A1          1,061,000   Honeywell Inc. 5.88% due
                              4/10/2000                     1,059,440     1,059,440
      A1            393,000   The Sherwin-Williams
                              Company 6.03% due
                              4/10/2000                       392,408       392,408
      A1+           288,000   Toyota Motor Credit
                              Corporation 6.03% due
                              4/10/2000                       287,566       287,566
      A1+         1,170,000   7-Eleven Inc. 5.85% due
                              4/11/2000                     1,168,099     1,168,099
      A1+         1,200,000   Pfizer Inc. 5.82% due
                              4/11/2000                     1,198,060     1,198,060
      A1+           472,000   Merrill Lynch & Co., Inc.
                              6.00% due 4/12/2000             471,135       471,135
      A1+           921,000   Merrill Lynch & Co., Inc.
                              6.04% due 4/12/2000             919,300       919,300
      A1+           178,000   Merrill Lynch & Co., Inc.
                              6.06% due 4/12/2000             177,670       177,670
      A1            443,000   Xerox Credit Corporation
                              6.05% due 4/12/2000             442,181       442,181

                          FIRST EAGLE SOGEN MONEY FUND
                     SCHEDULE OF INVESTMENTS -- (Continued)
                                 March 31, 2000

----------------------------------------------------------------------------------
 Credit          Principal                                   Cost          Value
Rating'D'          Amount                                  (Note 1)      (Note 1)
----------------------------------------------------------------------------------
                              Commercial Paper -- (continued)
      A1         $1,000,000   IBM Credit Corp. 5.88%
                              due 4/13/2000              $    998,040   $   998,040
      A1+           800,000   Fuji Photo Film Finance
                              U.S.A., Inc. 5.85% due
                              4/17/2000                       797,920       797,920
      A1          1,300,000   The Walt Disney Company
                              5.90% due 4/18/2000           1,296,378     1,296,378
      A1          1,000,000   The Coca-Cola Company
                              5.98% due 4/24/2000             996,179       996,179
      A1+           925,000   General Electric Capital
                              Corporation 6.00% due
                              4/24/2000                       921,454       921,454
      A1            300,000   Honeywell International
                              6.05% due 4/24/2000             298,840       298,840
      A1+           956,000   Toyota Motor Credit
                              Corporation 5.97% due
                              4/24/2000                       952,354       952,354
      A1          1,000,000   The Walt Disney Company
                              5.90% due 4/24/2000             996,231       996,231
      A1+           291,000   Kimberly-Clark Worldwide
                              5.88% due 4/25/2000             289,859       289,859
      A1+           693,000   7-Eleven Inc. 5.92% due
                              5/03/2000                       689,353       689,353
      A1            669,000   General Motors Acceptance
                              Company 6.04% due
                              5/03/2000                       665,408       665,408
      A1+         1,600,000   AT&T Corp. 5.86% due
                              5/04/2000                     1,591,405     1,591,405
      A1+         1,000,000   Abbott Laboratories 6.01%
                              due 5/05/2000                   994,324       994,324
      A1+         1,423,000   E.I. du Pont de Nemours
                              and Company 6.01% due
                              5/09/2000                     1,413,973     1,413,973
      A1            377,000   Motorola Inc. 6.05% due
                              5/25/2000                       373,579       373,579
                                                         ------------   -----------
                              Total Commercial Paper     $ 30,684,384*   30,684,384
                                                         ------------
                                                         ------------
                              Other liabilities in
                              excess of assets
                              ( - 0.24%)                                    (73,151)
                                                                        -----------
                              Net assets (100.00%)                      $30,611,233
                                                                        -----------
                                                                        -----------

------------

* At March 31, 2000 cost is identical for both book and federal income tax purposes.

'D' Credit ratings given by Standard & Poor's Corporation. An A1+ or A1 rating indicates a short-term instrument of the highest quality.

---------
See Notes to Financial Statements.

                         FIRST EAGLE SOGEN FUNDS, INC.
                      STATEMENT OF ASSETS AND LIABILITIES
                                 MARCH 31, 2000

-----------------------------------------------------------------------------
                                                           FIRST EAGLE
                                                              SOGEN
                                                           GLOBAL FUND
-----------------------------------------------------------------------------
ASSETS:
 Investments, at value (cost: $1,681,476,234,
   $477,049,175, $20,295,428 and $30,684,384
   respectively) (Note 1)...............................  $1,781,533,105
 Cash...................................................       2,250,429
 Receivable for forward currency contracts held, at
   value (Notes 1 and 6)................................      15,230,876
 Receivable for investment securities sold..............      11,588,447
 Receivable for fund shares sold........................       3,478,005
 Accrued interest and dividends receivable..............      11,114,761
                                                          --------------
   TOTAL ASSETS.........................................   1,825,195,623
                                                          --------------
LIABILITIES:
 Due to broker..........................................        --
 Payable for fund shares redeemed.......................       5,690,126
 Payable for investment securities purchased............       3,462,866
 Payable for forward currency contracts held, at value
   (Notes 1 and 6)......................................       6,889,341
 Investment advisory fees payable (Note 2)..............       1,243,556
 Distribution fees payable (Note 3).....................       1,103,898
 Directors' fees payable................................          40,855
 Accrued expenses and other liabilities.................         736,308
                                                          --------------
   TOTAL LIABILITIES....................................      19,166,950
                                                          --------------
NET ASSETS:
 Capital stock (par value, $0.001 per share)............          72,098
 Capital surplus........................................   1,544,051,399
 Net unrealized appreciation (depreciation) on:
   Investments..........................................     100,056,871
   Forward currency contracts...........................       8,341,535
   Foreign currency related transactions................        (346,637)
 Undistributed net realized gains (loss) on
   investments..........................................     148,939,248
 Undistributed net investment income....................       4,914,159
                                                          --------------
   NET ASSETS...........................................  $1,806,028,673
                                                          --------------
                                                          --------------
Class A share capital...................................  $1,789,574,284
Shares of beneficial interest outstanding (Class A)
 (Note 5)...............................................      71,441,395
 Net asset value per share..............................      $25.05
 Maximum offering price per share.......................      $26.03
Class I share capital...................................  $   16,454,389
Shares of beneficial interest outstanding (Class I)
 (Note 5)...............................................         656,338
 Net asset value per share..............................      $25.07

---------

See Notes to Financial Statements.

-----------------------------------------------------------------------------
     FIRST EAGLE           FIRST EAGLE         FIRST EAGLE
        SOGEN                 SOGEN               SOGEN
     OVERSEAS FUND          GOLD FUND          MONEY FUND
-----------------------------------------------------------------------------

     $470,544,979          $12,911,152         $30,684,384
          --                   121,105                 531
        5,358,089              --                  --
        4,006,503              --                  --
        2,958,480               37,305               1,831
        2,948,689               31,845             --
     ------------          -----------         -----------
      485,816,740           13,101,407          30,686,746
     ------------          -----------         -----------
          657,497              --                  --
        2,869,789               21,274              56,949
        1,077,148              --                  --
        3,317,612              --                  --
          327,644                9,802              11,165
          288,565                9,567             --
            3,000                1,647                 399
          261,122               60,703               7,000
     ------------          -----------         -----------
        8,802,377              102,993              75,513
     ------------          -----------         -----------
           33,096                2,515              30,611
      424,844,533           42,545,721          30,580,622
       (6,504,196)          (7,384,276)            --
        2,040,477              --                  --
         (114,247)                (542)            --
       52,217,270          (22,388,189)            --
        4,497,430              223,185             --
     ------------          -----------         -----------
     $477,014,363          $12,998,414         $30,611,233
     ------------          -----------         -----------
     ------------          -----------         -----------
     $450,338,166          $12,998,414         $30,611,233
       31,246,919            2,515,394          30,611,233
        $14.41                $5.17               $1.00
        $14.97                $5.37               $1.00
     $ 26,676,197              --                  --
        1,848,916              --                  --
        $14.43                 --                  --

                         FIRST EAGLE SOGEN FUNDS, INC.
                            STATEMENTS OF OPERATIONS
                       For the Year Ended March 31, 2000

-----------------------------------------------------------------------------
                                             FIRST EAGLE    FIRST EAGLE
                                                SOGEN          SOGEN
                                             GLOBAL FUND    OVERSEAS FUND
-----------------------------------------------------------------------------
INVESTMENT INCOME:
 Income:
   Interest (net of $6,323, $2,893, $0 and
    $0 foreign taxes withheld,
    respectively)..........................  $ 33,155,180   $  3,919,213
   Dividends (net of $1,986,009, $968,635,
    $4,841 and $0 foreign taxes withheld,
    respectively)..........................    43,731,641     12,671,037
                                             ------------   ------------
    Total income from operations...........    76,886,821     16,590,250
                                             ------------   ------------
 EXPENSES:
   Investment advisory fees (Note 2).......    14,567,013      3,619,450
   Distribution fees -- Class A
    (Note 3)...............................     4,708,813      1,176,658
   Shareholder servicing agent fees........     3,002,850        677,878
   Custodian fees..........................     1,684,909        630,870
   Printing................................       393,440         99,374
   Audit fees..............................       154,425         70,256
   Registration and filing fees............       --              35,027
   Insurance...............................        33,208          9,060
   Legal fees..............................       660,946         68,559
   Directors' fees.........................        68,165         20,299
   Miscellaneous...........................       220,895         67,409
                                             ------------   ------------
    Total expenses from operations.........    25,494,664      6,474,840
                                             ------------   ------------
 Expense reductions due to earnings credits
   (Note 1)................................      (114,376)       (19,213)
 Expense reimbursements (Note 2)...........             0              0
                                             ------------   ------------
    Net expenses from operations...........    25,380,288      6,455,627
                                             ------------   ------------
 Net investment income (Note 1)............    51,506,533     10,134,623
                                             ------------   ------------
REALIZED AND UNREALIZED GAINS (LOSSES) ON
 INVESTMENTS AND FOREIGN CURRENCY RELATED
 TRANSACTIONS (NOTES 1 AND 6):
 Net realized gains (losses) from:
   Investment transactions.................   202,949,220     66,098,123
   Foreign currency related transactions...     9,403,722      2,668,066
                                             ------------   ------------
                                              212,352,942     68,766,189
                                             ------------   ------------
 Change in unrealized appreciation
   (depreciation) of:
   Investments.............................   133,227,221     64,361,599
   Foreign currency related transactions...    (3,287,010)    (1,476,484)
                                             ------------   ------------
                                              129,940,211     62,885,115
                                             ------------   ------------
 Net gain on investments and foreign
   currency related transactions...........   342,293,153    131,651,304
                                             ------------   ------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS.................  $393,799,686   $141,785,927
                                             ------------   ------------
                                             ------------   ------------

---------

See Notes to Financial Statements.

-----------------------------------------------------------------------------
                        FIRST
     FIRST EAGLE        EAGLE
        SOGEN           SOGEN
      GOLD FUND       MONEY FUND
-----------------------------------------------------------------------------
     $    12,147      $2,047,477
         699,756          --
     -----------      ----------
         711,903       2,047,477
     -----------      ----------
         121,470         152,511
          40,475          --
          74,218          71,271
          35,773          48,146
           4,000           1,700
          41,000          10,000
          16,491          16,798
             816          --
           5,314             776
           1,000             600
           9,341           2,515
     -----------      ----------
         349,898         304,317
     -----------      ----------
          (2,225)         (2,746)
         --              (17,206)
     -----------      ----------
         347,673         284,365
     -----------      ----------
         364,230       1,763,112
     -----------      ----------
      (4,234,750)         --
          (3,906)         --
     -----------      ----------
      (4,238,656)         --
     -----------      ----------
       3,779,945          --
           1,090          --
     -----------      ----------
       3,781,035          --
     -----------      ----------
        (457,621)         --
     -----------      ----------
     $   (93,391)     $1,763,112
     -----------      ----------
     -----------      ----------

                         FIRST EAGLE SOGEN FUNDS, INC.
                      STATEMENTS OF CHANGES IN NET ASSETS

-----------------------------------------------------------------------------
                                                    FIRST EAGLE SOGEN
                                                       GLOBAL FUND
                                                  YEAR ENDED MARCH 31,
                                             -------------------------------
                                                  2000             1999
-----------------------------------------------------------------------------

OPERATIONS:
 Net investment income.....................  $   51,506,533   $   84,953,114
 Net realized gain (loss) from investments
   and foreign currency related
   transactions............................     212,352,942      154,530,025
 Increase (decrease) in unrealized
   appreciation (depreciation) of
   investments and foreign currency related
   transactions............................     129,940,211     (551,941,439)
                                             --------------   --------------
   Net increase (decrease) in net assets
    resulting from operations..............     393,799,686     (312,458,300)
                                             --------------   --------------
DISTRIBUTIONS TO SHAREHOLDERS:
 Dividends paid from net investment
   income..................................     (75,711,375)    (110,081,179)
 Distributions paid from net realized gains
   from investment transactions............    (122,354,661)    (202,559,669)
                                             --------------   --------------
   Decrease in net assets resulting from
    distributions..........................    (198,066,036)    (312,640,848)
                                             --------------   --------------
FUND SHARE TRANSACTIONS (NOTE 5):
 Net proceeds from shares sold.............     186,563,394      236,922,214
 Net asset value of shares issued for
   reinvested dividends and
   distributions...........................     187,409,473      298,148,526
 Cost of shares redeemed...................    (838,465,578)  (1,870,638,096)
                                             --------------   --------------
   (Decrease) increase in net assets from
    Fund share transactions................    (464,492,711)  (1,335,567,356)
                                             --------------   --------------
   Net (decrease) increase in net assets...    (268,759,061)  (1,960,666,504)

NET ASSETS (NOTE 1):
 Beginning of year.........................   2,074,787,734    4,035,454,238
                                             --------------   --------------
 End of year (including undistributed
   (overdistributed) net investment income
   of $4,914,159, $17,144,763, $4,497,430,
   $(4,831,658), $223,185, $236,382, $0 and
   $0, respectively).......................  $1,806,028,673   $2,074,787,734
                                             --------------   --------------
                                             --------------   --------------

---------

See Notes to Financial Statements.

------------------------------------------------------------------------------------------
          FIRST EAGLE SOGEN             FIRST EAGLE SOGEN           FIRST EAGLE SOGEN
            OVERSEAS FUND                   GOLD FUND                   MONEY FUND
         YEAR ENDED MARCH 31,         YEAR ENDED MARCH 31,         YEAR ENDED MARCH 31,
     ----------------------------   -------------------------   --------------------------
         2000           1999           2000          1999           2000          1999
-------------------------------------------------------------------------------------------
     $ 10,134,623   $  16,349,806   $   364,230   $   540,501   $  1,763,112   $ 1,400,222

       68,766,189      36,094,404    (4,238,656)  (11,673,931)       --            --

       62,885,115    (119,285,337)    3,781,035     3,980,773        --            --
     ------------   -------------   -----------   -----------   ------------   -----------

      141,785,927     (66,841,127)      (93,391)   (7,152,657)     1,763,112     1,400,222
     ------------   -------------   -----------   -----------   ------------   -----------

       (5,795,262)    (36,599,856)     (410,071)     (721,767)    (1,763,112)   (1,400,222)

      (20,928,842)    (47,483,829)      --            --             --            --
     ------------   -------------   -----------   -----------   ------------   -----------

      (26,724,104)    (84,083,685)     (410,071)     (721,767)    (1,763,112)   (1,400,222)
     ------------   -------------   -----------   -----------   ------------   -----------

      299,315,210     206,369,491     5,142,915    18,994,383    111,524,995   120,259,724

       25,664,683      80,886,809       391,556       676,938      1,588,454     1,222,356
     (419,030,776)   (687,431,699)  (10,214,073)  (25,110,669)  (127,080,207)  (95,946,703)
     ------------   -------------   -----------   -----------   ------------   -----------

      (94,050,883)   (400,175,399)   (4,679,602)   (5,439,348)   (13,966,758)   25,535,377
     ------------   -------------   -----------   -----------   ------------   -----------
       21,010,940    (551,100,211)   (5,183,064)  (13,313,772)   (13,966,758)   25,535,377

      456,003,423   1,007,103,634    18,181,478    31,495,250     44,577,991    19,042,614
     ------------   -------------   -----------   -----------   ------------   -----------

     $477,014,363   $ 456,003,423   $12,998,414   $18,181,478   $ 30,611,233   $44,577,991
     ------------   -------------   -----------   -----------   ------------   -----------
     ------------   -------------   -----------   -----------   ------------   -----------

                         FIRST EAGLE SOGEN FUNDS, INC.
                         NOTES TO FINANCIAL STATEMENTS

NOTE 1. SIGNIFICANT ACCOUNTING POLICIES

First Eagle SoGen Funds, Inc. (the 'Company'), is an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Company consists of four separate portfolios, First Eagle SoGen Global Fund, First Eagle SoGen Overseas Fund, First Eagle SoGen Gold Fund, and First Eagle SoGen Money Fund (each individually a 'Fund' or collectively the 'Funds'). The Funds, formerly SoGen Funds Inc., changed its name to First Eagle SoGen Funds, Inc. effective December 31, 1999. The following is a summary of significant accounting policies adhered to by the Funds.

(a) Security valuation -- In the case of First Eagle SoGen Global Fund, First Eagle SoGen Overseas Fund and First Eagle SoGen Gold Fund, portfolio securities are valued based on market quotations where available. Short-term investments maturing in sixty days or less are valued at cost plus interest earned, which approximates value. In the case of First Eagle SoGen Money Fund, portfolio securities are valued at their amortized cost, which approximates market value, subject to guidelines and procedures established by the Board of Directors in accordance with applicable SEC regulations. Securities for which current market quotations are not readily available and any restricted securities are valued at fair value as determined in good faith by the Board of Directors.

(b) Security transactions and income -- Security transactions are accounted for on a trade date basis. The specific identification method is used in determining realized gains and losses from security transactions. Dividend income is recorded on the ex-dividend date. Interest income is recorded daily on the accrual basis. In computing investment income, each Fund amortizes discounts on debt obligations; however, premiums are not amortized.

(c) Expenses -- Expenses arising in connection with a Fund are charged directly to that Fund. Expenses common to all Funds are allocated to

                         FIRST EAGLE SOGEN FUNDS, INC.
                  NOTES TO FINANCIAL STATEMENTS -- (Continued)

each Fund in proportion to its relative net assets. Earnings credits reduce custodian fees and shareholder servicing agent fees by the amount of interest earned on balances with such service providers.

(d) Foreign currency translation (First Eagle SoGen Global Fund, First Eagle SoGen Overseas Fund and First Eagle SoGen Gold Fund) -- The market values of securities which are not traded in U.S. currency are recorded in the financial statements after translation to U.S. dollars based on the applicable exchange rates at the end of the period. The costs of such securities are translated at exchange rates prevailing when acquired. Related dividends, interest and withholding taxes are accrued at the rates of exchange prevailing on the respective dates of such transactions.

The net assets of each of First Eagle SoGen Global Fund, First Eagle SoGen Overseas Fund and First Eagle SoGen Gold Fund are presented at the foreign exchange rates and market values at the close of the period. The Funds do not isolate that portion of gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the equity securities. However, for federal income tax purposes each Fund does isolate the effect of changes in foreign exchange rates from the changes in market prices for realized gains and losses on debt obligations.

(e) Forward currency contracts (First Eagle SoGen Global Fund, First Eagle SoGen Overseas Fund and First Eagle SoGen Gold Fund) -- In connection with portfolio purchases and sales of securities denominated in foreign currencies, First Eagle SoGen Global Fund, First Eagle SoGen Overseas Fund and First Eagle SoGen Gold Fund may enter into forward currency contracts. Additionally, each Fund may enter into such contracts to hedge certain other foreign currency denominated investments. These contracts are valued at current market, and the related realized and unrealized foreign exchange gains and losses are included in the statement of operations. In the event

                         FIRST EAGLE SOGEN FUNDS, INC.
                  NOTES TO FINANCIAL STATEMENTS -- (Continued)

that counterparties fail to settle these currency contracts or the related foreign security trades, a Fund could be exposed to foreign currency fluctuations.

(f) United States income taxes -- No provision has been made for U.S. federal income taxes since it is the intention of each Fund to distribute to shareholders all taxable net investment income and net realized gains on investments, if any, within the allowable time limit, and to comply with the provisions of the Internal Revenue Code for a regulated investment company. First Eagle SoGen Global Fund, First Eagle SoGen Overseas Fund and First Eagle SoGen Gold Fund declare and pay such income, dividends and capital gains distributions on an annual basis. First Eagle SoGen Money Fund declares daily dividends, equivalent to net investment income, which are paid on a monthly basis.

In addition, First Eagle SoGen Gold Fund had a capital loss carryforward in the amount of $19,632,522; of which $789,246 will expire on March 31, 2005, $1,336,531 of which will expire on March 31, 2006, $9,007,548 of which will expire on March 31, 2007 and $8,499,197 of which will expire on March 31, 2008.

(g) Reclassification of capital accounts -- On the statements of assets and liabilities, as a result of certain differences in the computation of net investment income and net realized capital gains under federal income tax rules and regulations versus generally accepted accounting principles, a reclassification has been made to increase (decrease) undistributed net investment income, undistributed net realized gains on investments and capital surplus for First Eagle SoGen Global Fund, First Eagle SoGen Overseas Fund and First Eagle SoGen Gold Fund, as follows:

                         FIRST EAGLE SOGEN FUNDS, INC.
                  NOTES TO FINANCIAL STATEMENTS -- (Continued)

                       Undistributed Net    Undistributed Net Realized     Capital
                       Investment Income   Gains (Losses) On Investments   Surplus
                       -----------------   -----------------------------   -------
First Eagle SoGen
 Global Fund.........     $11,974,238              $(11,974,238)              --
First Eagle SoGen
 Overseas Fund.......     $ 4,989,727              $ (4,989,727)              --
First Eagle SoGen
 Gold Fund...........     $    32,644              $      3,906            $(36,550)
First Eagle SoGen
 Money Fund..........        --                     --                        --

(h) Use of estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 2. INVESTMENT ADVISORY AGREEMENTS AND TRANSACTIONS WITH RELATED PERSONS

Arnhold and S. Bleichroeder Advisers, Inc. (the 'Adviser'), a wholly owned subsidiary of Arnhold and S. Bleichroeder, Inc. ('A&SB'), manages the Fund. For its services, the Adviser receives, pursuant to an Investment Advisory Agreement between the Fund and the Adviser (the 'Advisory Agreement') an annual advisory fee as follows: First Eagle SoGen Global Fund at a rate of 1% of the first $25,000,000 and 0.75% in excess of $25,000,000, First Eagle SoGen Overseas Fund at 0.75%, First Eagle SoGen Gold Fund at 0.75% and First Eagle SoGen Money Fund at 0.40%. For the year ended March 31, 2000, the Adviser reimbursed the First Eagle SoGen Money Fund in the amount of $17,206. Expense reimbursements are accrued daily and paid yearly. On December 22, 1999, the shareholders and on October 20, 1999, the Board of Directors approved the Advisory Agreement between the Fund and the Adviser effective December 31, 1999. The Advisory Agreement is substantially the same as the prior investment advisory agreement with Societe Generale Asset Management Corp. ('SGAM Corp.'), except that each Fund now

                         FIRST EAGLE SOGEN FUNDS, INC.
                  NOTES TO FINANCIAL STATEMENTS -- (Continued)

pays accrued advisory fees on a monthly basis, rather than a quarterly basis.

For the three months ended June 30, 1999, SG Cowen Securities Corporation ('SGCS'), the principal underwriter, realized $21,624, $6,728 and $246 in dealer's and underwriter's commissions, after reallowance to others, pertaining to the sale of shares of First Eagle SoGen Global, First Eagle SoGen Overseas Fund, and First Eagle SoGen Gold Fund, respectively. Effective July 1, 1999 Funds Distributor Inc. ('FDI') succeeded SGCS as principal underwriter to the Funds. In acting as principal underwriter (and a selected dealer after June 30, 1999), FDI realized $22,714, $4,599 and $1,824 in dealer's and underwriter's commissions pertaining to the sale of shares of First Eagle SoGen Global Fund, First Eagle SoGen Overseas Fund and First Eagle SoGen Gold Fund, respectively. Effective January 1, 2000 A&SB succeeded FDI as principal underwriter to the Funds. In acting as principal underwriter, A&SB realized $29,317, $9,952 and $904 in dealer's and underwriter's commissions pertaining to the sale of shares of First Eagle SoGen Global Fund, First Eagle SoGen Overseas Fund and First Eagle SoGen Gold Fund, respectively. For the year ended, March 31, 2000, Societe Generale or its affiliates received $190,356, $85,469 and $0 in broker's commissions for portfolio transactions executed on behalf of First Eagle SoGen Global Fund, First Eagle SoGen Overseas Fund and First Eagle SoGen Gold Fund, respectively.

NOTE 3. PLANS OF DISTRIBUTION (FIRST EAGLE SOGEN GLOBAL FUND, FIRST EAGLE SOGEN OVERSEAS FUND AND FIRST EAGLE SOGEN GOLD FUND)

Under the terms of the Distribution Plans and Agreements ('the Plans') with A&SB, pursuant to the provisions of Rule 12b-1 under the Investment Company Act of 1940, First Eagle SoGen Global Fund, First Eagle SoGen Overseas Fund and First Eagle SoGen Gold Fund pay A&SB monthly, a distribution fee at an annual rate of up

                         FIRST EAGLE SOGEN FUNDS, INC.
                  NOTES TO FINANCIAL STATEMENTS -- (Continued)

to 0.25% of each Fund's average daily net assets. Under the Plan, A&SB is obligated to use the amounts received under the Plans for payments to qualifying dealers for their assistance in the distribution of a Fund's shares and the provision of shareholder services and for other expenses such as advertising costs and the payment for the printing and distribution of prospectuses to prospective investors. The Distribution Agreement is substantially the same as the prior distribution agreement with SGCS, except that each Fund now pays accrued distribution fees on a monthly basis, rather than a quarterly basis.

A&SB bears distribution costs of a Fund to the extent they exceed payments received under the Plan. For the year ended March 31, 2000 the distribution fees paid or payable by First Eagle SoGen Global Fund, First Eagle SoGen Overseas Fund and First Eagle SoGen Gold Fund were $4,708,813, $1,176,658 and $40,475, respectively.

NOTE 4. PURCHASES AND SALES OF SECURITIES

During the year ended March 31, 2000 the aggregate cost of purchases of investments, excluding U.S. Government obligations and short-term securities, totaled $287,422,015, $123,272,077 and $2,526,785 for First Eagle SoGen Global
Fund, First Eagle SoGen Overseas Fund and First Eagle SoGen Gold Fund, respectively, and proceeds from sales of investments, excluding short-term securities, totaled $927,267,919, $238,747,235 and $7,372,765 for First Eagle
SoGen Global Fund, First Eagle SoGen Overseas Fund and First Eagle SoGen Gold Fund, respectively.

                         FIRST EAGLE SOGEN FUNDS, INC.
                  NOTES TO FINANCIAL STATEMENTS -- (Continued)

NOTE 5. CAPITAL STOCK

Transactions in shares of capital stock were as follows:

----------------------------------------------------------------------------------------------------
                                                 YEAR ENDED MARCH 31, 2000
                       -----------------------------------------------------------------------------
                         FIRST EAGLE SOGEN         FIRST EAGLE SOGEN         FIRST
                            GLOBAL FUND              OVERSEAS FUND           EAGLE      FIRST EAGLE
                       ----------------------   ------------------------     SOGEN         SOGEN
                         CLASS A     CLASS I      CLASS A      CLASS I     GOLD FUND     MONEY FUND
----------------------------------------------------------------------------------------------------
Shares sold..........    7,117,410    372,281    18,942,904    3,050,725      859,456    111,524,995
Shares issued for
 reinvested dividends
 and distributions...    7,774,853     59,968     1,847,342       53,682       67,041      1,588,454
Shares redeemed......  (33,542,534)  (288,812)  (29,422,421)  (1,503,606)  (1,754,134)  (127,080,207)
                       -----------   --------   -----------   ----------   ----------   ------------
Net increase
 (decrease)..........  (18,650,271)   143,437    (8,632,175)   1,600,801     (827,637)   (13,966,758)

----------------------------------------------------------------------------------------------------
                                                Year Ended March 31, 1999
                       ----------------------------------------------------------------------------
                         First Eagle SoGen         First Eagle SoGen         First
                            Global Fund              Overseas Fund           Eagle      First Eagle
                       ----------------------   ------------------------     SoGen         SoGen
                         Class A     Class I      Class A      Class I     Gold Fund    Money Fund
----------------------------------------------------------------------------------------------------
Shares sold..........    8,905,772    612,688    15,769,843    1,561,690    3,021,250   120,259,724
Shares issued for
 reinvested dividends
 and distributions...   12,331,204     10,427     6,673,184       26,406      121,893     1,222,356
Shares redeemed......  (78,320,991)  (110,214)  (57,045,845)  (1,339,981)  (4,107,084)  (95,946,703)
                       -----------   --------   -----------   ----------   ----------   -----------
Net increase
 (decrease)..........  (57,084,015)   512,901   (34,602,818)     248,115     (963,941)   25,535,377

NOTE 6. FORWARD CURRENCY CONTRACTS

As of March 31, 2000, First Eagle SoGen Global Fund and First Eagle SoGen Overseas Fund had entered into forward currency contracts, as summarized below, resulting in net unrealized appreciation of $8,314,399 and $2,042,757, respectively.

                      (This page intentionally left blank)

                         FIRST EAGLE SOGEN GLOBAL FUND

TRANSACTION HEDGES:
FOREIGN CURRENCY PURCHASES

----------------------------------------------------------------------------------
Settlement
  Dates                Foreign Currency             U.S. $ Value at   U.S. $ To Be
 Through                To Be Received              March 31, 2000      Delivered
----------------------------------------------------------------------------------
 4/04/00        23,874,729   Japanese Yen            $    232,493      $    225,538
                                                     ------------      ------------

FOREIGN CURRENCY SALES

----------------------------------------------------------------------------------
Settlement
  Dates                Foreign Currency             U.S. $ To Be      U.S. $ Value at
 Through               To Be Delivered                Received        March 31, 2000
----------------------------------------------------------------------------------
 4/04/00        38,451,942   Japanese Yen                 364,301           374,447
 4/05/00       151,879,192   Japanese Yen               1,452,629         1,479,007
 4/05/00           400,567   Swiss Franc                  240,819           240,819
 4/28/00         1,195,371   Euro                       1,149,263         1,143,313
 4/28/00         2,085,847   Euro                       1,991,491         1,995,008
                                                     ------------      ------------
                                                        5,198,503         5,232,594
                                                     ------------      ------------

PORTFOLIO HEDGES:
FOREIGN CURRENCY PURCHASES

----------------------------------------------------------------------------------
Settlement
  Dates                Foreign Currency             U.S. $ Value at   U.S. $ To Be
 Through                To Be Received              March 31, 2000      Delivered
----------------------------------------------------------------------------------
 7/19/00         5,667,000   Swiss Franc                3,398,629         3,587,198
 8/16/00        14,463,000   Euro                      13,806,285        14,376,740
 10/5/01        35,958,000   New Zealand Dollar        17,898,095        18,008,267
                                                     ------------      ------------
                                                       35,103,009        35,972,205
                                                     ------------      ------------

FOREIGN CURRENCY SALES

-------------------------------------------------------------------------------------
Settlement
  Dates                Foreign Currency             U.S. $ To Be      U.S. $ Value at
 Through               To Be Delivered                Received        March 31, 2000
-------------------------------------------------------------------------------------
 4/05/00        67,946,000   Swiss Franc               46,994,388        40,853,802
 5/03/00        69,634,300   Euro                      75,409,420        66,469,421
 7/12/00         3,027,000   Australian Dollar          1,987,831         1,837,540
 7/26/00     6,410,759,333   Japanese Yen              62,677,183        63,629,588
11/13/00     5,231,161,000   Japanese Yen              48,988,143        53,202,541
10/05/01        46,921,000   New Zealand Dollar        22,501,586        23,354,928
                                                     ------------      ------------
                                                      258,558,551       249,347,820
                                                     ------------      ------------
                                                     $299,092,556      $290,778,157
                                                     ------------      ------------
                                                     ------------      ------------

------------------------------------
 Unrealized           Unrealized
Appreciation         Depreciation
     at                   at
March 31, 2000       March 31, 2000
------------------------------------
 $     6,955          $   --
 -----------          -----------

------------------------------------
 Unrealized           Unrealized
Appreciation         Depreciation
     at                   at
March 31, 2000       March 31, 2000
------------------------------------
     --                   (10,146)
                          (26,378)
     --                   --
       5,950              --
     --                    (3,517)
 -----------          -----------
       5,950              (40,041)
 -----------          -----------

------------------------------------
 Unrealized           Unrealized
Appreciation         Depreciation
     at                   at
March 31, 2000       March 31, 2000
------------------------------------
     --                  (188,569)
     --                  (570,455)
     --                  (110,172)
 -----------          -----------
     --                  (869,196)
 -----------          -----------

------------------------------------
 Unrealized           Unrealized
Appreciation         Depreciation
     at                   at
March 31, 2000       March 31, 2000
------------------------------------
   6,140,586              --
   8,939,999              --
     150,291              --
                         (952,405)
     --                (4,214,398)
     --                  (853,342)
 -----------          -----------
  15,230,876           (6,020,145)
 -----------          -----------
 $15,243,781          $(6,929,382)
 -----------          -----------
 -----------          -----------

                        FIRST EAGLE SOGEN OVERSEAS FUND

TRANSACTION HEDGES:
FOREIGN CURRENCY PURCHASES

------------------------------------------------------------------------------------
Settlement
  Dates                Foreign Currency             U.S. $ Value at   U.S. $ To Be
 Through                To Be Received              March 31, 2000      Delivered
------------------------------------------------------------------------------------
 4/03/00        10,924,456   Japanese Yen            $    106,383      $    102,983
 4/03/00        25,435,894   Japanese Yen                 247,696           240,825
 4/04/00           168,589   Euro                         161,247           162,031
 4/04/00           255,461   New Zealand Dollar           126,773           127,730
 4/05/00           604,126   New Zealand Dollar           299,796           302,083
                                                     ------------      ------------
                                                          941,895           935,652
                                                     ------------      ------------

FOREIGN CURRENCY SALES

------------------------------------------------------------------------------------
Settlement
  Dates                Foreign Currency             U.S. $ To Be      U.S. $ Value at
 Through               To Be Delivered                Received        March 31, 2000
------------------------------------------------------------------------------------
 4/03/00           159,660   Pound Sterling               252,997           254,418
 4/03/00     7,430,517,864   Turkish Lira                 126,369           126,126
 4/04/00        12,817,314   Japanese Yen                 121,433           124,816
 4/05/00           365,863   Swiss Franc                  219,956           219,956
 4/05/00        26,687,518   Japanese Yen                 260,001           259,884
 4/28/00           603,678   Euro                         580,259           577,388
 4/28/00         1,395,371   Euro                       1,332,213         1,334,603
                                                     ------------      ------------
                                                        2,893,228         2,897,191
                                                     ------------      ------------

PORTFOLIO HEDGES:
FOREIGN CURRENCY PURCHASES

------------------------------------------------------------------------------------
Settlement
  Dates                Foreign Currency             U.S. $ Value at   U.S. $ To Be
 Through                To Be Received              March 31, 2000      Delivered
------------------------------------------------------------------------------------
 7/19/00         3,146,000   Swiss Franc                1,886,271         1,979,905
 8/16/00         3,724,400   Euro                       3,657,788         3,555,312
10/05/01        12,676,000   New Zealand Dollar         6,309,480         6,274,703
                                                     ------------      ------------
                                                       11,853,539        11,809,920
                                                     ------------      ------------

FOREIGN CURRENCY SALES


------------------------------------------------------------------------------------
Settlement
  Dates                Foreign Currency             U.S. $ To Be      U.S. $ Value at
 Through               To Be Delivered                Received        March 31, 2000
------------------------------------------------------------------------------------
 7/12/00         1,256,000   Australian Dollar            824,815           762,455
 7/19/00        21,539,000   Swiss Franc               14,963,015        12,953,065
 7/26/00     3,441,357,167   Japanese Yen              33,499,251        34,180,288
 8/16/00        27,767,400   Euro                      29,755,207        26,606,681
10/05/01        19,630,900   New Zealand Dollar         9,524,112         9,771,280
11/13/00     3,168,782,000   Japanese Yen              29,765,493        32,061,266
                                                     ------------      ------------
                                                      118,331,893       116,335,035
                                                     ------------      ------------
                                                     $134,020,555      $131,977,798
                                                     ------------      ------------
                                                     ------------      ------------

---------------------------------------
 Unrealized             Unrealized
Appreciation at        Depreciation at
March 31, 2000         March 31, 2000
---------------------------------------
  $     3,400            $  --
        6,871               --
      --                        (784)
      --                        (957)
      --                      (2,287)
  -----------            -----------
       10,271                 (4,028)
  -----------            -----------

---------------------------------------
 Unrealized           Unrealized
Appreciation         Depreciation
     at                   at
March 31, 2000       March 31, 2000
---------------------------------------
     --                    (1,421)
         243              --
     --                    (3,383)
     --                   --
         117              --
       2,871              --
     --                    (2,390)
 -----------          -----------
       3,231               (7,194)
 -----------          -----------

---------------------------------------
 Unrealized           Unrealized
Appreciation         Depreciation
     at                   at
March 31, 2000       March 31, 2000
---------------------------------------
     --                   (93,634)
     102,476              --
      34,777              --
 -----------          -----------
     137,253              (93,634)
 -----------          -----------

---------------------------------------
 Unrealized           Unrealized
Appreciation         Depreciation
     at                   at
March 31, 2000       March 31, 2000
---------------------------------------
      62,360              --
   2,009,950              --
     --                  (681,037)
   3,148,526              --
     --                  (247,168)
     --                (2,295,773)
 -----------          -----------
   5,220,836           (3,223,978)
 -----------          -----------
 $ 5,371,591          $(3,328,834)
 -----------          -----------
 -----------          -----------

                         FIRST EAGLE SOGEN FUNDS, INC.
                              FINANCIAL HIGHLIGHTS

---------------------------------------------------------------------------
                                                    Year Ended March 31,
                                                 --------------------------
                                                            2000
                                                 --------------------------
                                                 Class A        Class I
---------------------------------------------------------------------------
First Eagle SoGen Global Fund
SELECTED PER SHARE DATA
Net asset value, beginning of year.............    $22.90         $22.90
                                                   ------         ------
Income from investment operations:
 Net investment income.........................      0.66           0.71
 Net realized and unrealized gains (losses) on
   investments.................................      4.29           4.31
                                                   ------         ------
 Total from investment operations..............      4.95           5.02
                                                   ------         ------
Less distributions:
 Dividends from net investment income..........     (1.07)         (1.12)
 Distributions from capital gains..............     (1.73)         (1.73)
                                                   ------         ------
 Total distributions...........................     (2.80)         (2.85)
                                                   ------         ------
   Net asset value, end of year................    $25.05         $25.07
                                                   ------         ------
                                                   ------         ------
TOTAL RETURN'DD'...............................     22.19%         22.52%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of year (millions).............    $1,790         $   16
Ratio of operating expenses to average net
 assets'D'.....................................      1.32%          1.07%
Ratio of net investment income to average net
 assets'D'.....................................      2.68%          2.89%
Portfolio turnover rate........................     15.57%         15.57%

---------------------------------------------------------------------------
                                                    Year Ended March 31,
                                                  -------------------------
                                                            2000
                                                  -------------------------
                                                  Class A        Class I
---------------------------------------------------------------------------
First Eagle SoGen Overseas Fund
SELECTED PER SHARE DATA
Net asset value, beginning of year..............    $11.36         $11.37
                                                    ------         ------
Income from investment operations:
 Net investment income..........................      0.28           0.31
 Net realized and unrealized gains (losses) on
   investments..................................      3.59           3.59
                                                    ------         ------
 Total from investment operations...............      3.87           3.90
                                                    ------         ------
Less distributions:
 Dividends from net investment income...........     (0.18)         (0.20)
 Distributions from capital gains...............     (0.64)         (0.64)
                                                    ------         ------
 Total distributions............................     (0.82)         (0.84)
                                                    ------         ------
   Net asset value, end of year.................    $14.41         $14.43
                                                    ------         ------
                                                    ------         ------
TOTAL RETURN'DD'................................     34.46%         34.76%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of year (millions)..............    $  450         $   27
Ratio of operating expenses to average net
 assets'D'......................................      1.34%          1.15%
Ratio of net investment income to average net
 assets'D'......................................      2.10%          2.14%
Portfolio turnover rate.........................     26.62%         26.62%

------------------------------------------------------------------
                         Year Ended March 31,
     ------------------------------------------------------------
                   1999
     ---------------------------------
     Class A    Class I'D'D'              1998     1997     1996
                                         ------   ------   ------
------------------------------------------------------------------
     $27.42            $24.59            $26.68   $26.09   $23.20
     ------            ------            ------   ------   ------
       0.63              0.30              1.47     1.03     1.06
      (2.73)            (1.47)             2.10     1.39     3.37
     ------            ------            ------   ------   ------
      (2.10)            (1.17)             3.57     2.42     4.43
     ------            ------            ------   ------   ------
      (0.83)            --                (1.36)   (1.09)   (0.81)
      (1.59)            (0.52)            (1.47)   (0.74)   (0.73)
     ------            ------            ------   ------   ------
      (2.42)            (0.52)            (2.83)   (1.83)   (1.54)
     ------            ------            ------   ------   ------
     $22.90            $22.90            $27.42   $26.68   $26.09
     ------            ------            ------   ------   ------
     ------            ------            ------   ------   ------
      (7.95%)           (4.72%)#          14.35%    9.48%   19.57%
     $2,063            $   12            $4,035   $3,908   $3,033
       1.23%             1.01%*            1.18%    1.21%    1.25%
       2.75%             3.04%*            2.80%    3.08%    3.71%
       9.89%             9.89%            20.63%   12.85%    9.64%

------------------------------------------------------------------
                         Year Ended March 31,
     ------------------------------------------------------------
                   1999
     ---------------------------------
     Class A    Class I'D'D'              1998     1997     1996
                                         ------   ------   ------
------------------------------------------------------------------
     $ 13.52           $12.31            $13.84   $13.26   $11.65
     -------           ------            ------   ------   ------
        0.15             0.41              0.88     0.61     0.48
       (0.97)           (1.10)             0.31     0.95     1.74
     -------           ------            ------   ------   ------
       (0.82)           (0.69)             1.19     1.56     2.22
     -------           ------            ------   ------   ------
       (0.57)           --                (0.83)   (0.60)   (0.44)
       (0.77)           (0.25)            (0.68)   (0.38)   (0.17)
     -------           ------            ------   ------   ------
       (1.34)           (0.25)            (1.51)   (0.98)   (0.61)
     -------           ------            ------   ------   ------
     $ 11.36           $11.37            $13.52   $13.84   $13.26
     -------           ------            ------   ------   ------
     -------           ------            ------   ------   ------
       (6.46)%          (5.53)%#          10.00%   12.16%   19.47%
     $   453           $    3            $1,007   $  953   $  647
        1.29%            1.03%*            1.22%    1.27%    1.37%
        2.22%            1.97%*            2.20%    2.28%    3.31%
        9.31%            9.31%            22.13%   15.18%    9.46%

                         FIRST EAGLE SOGEN FUNDS, INC.
                      FINANCIAL HIGHLIGHTS -- (continued)

------------------------------------------------------------------------------
                                           Year Ended March 31,
                             -------------------------------------------------
                              2000      1999       1998       1997       1996
------------------------------------------------------------------------------

First Eagle SoGen Gold Fund
SELECTED PER SHARE DATA
Net asset value, beginning
 of year...................  $ 5.44    $  7.31    $ 10.60    $ 12.25    $11.28
                             ------    -------    -------    -------    ------
Income from investment
 operations:
 Net investment income.....    0.15       0.16       0.13       0.26      0.24
 Net realized and
   unrealized gains
   (losses) on
   investments.............   (0.27)     (1.82)     (3.03)     (1.75)     1.35
                             ------    -------    -------    -------    ------
 Total from investment
   operations..............   (0.12)     (1.66)     (2.90)     (1.49)     1.59
                             ------    -------    -------    -------    ------

Less distributions:
 Dividends from net
   investment income.......   (0.15)     (0.21)     (0.39)     (0.14)    (0.35)
 Distributions from capital
   gains...................    --        --         --         (0.02)    (0.27)
                             ------    -------    -------    -------    ------
 Total distributions.......   (0.15)     (0.21)     (0.39)     (0.16)    (0.62)
                             ------    -------    -------    -------    ------
   Net asset value, end of
    year...................  $ 5.17    $  5.44    $  7.31    $ 10.60    $12.25
                             ------    -------    -------    -------    ------
                             ------    -------    -------    -------    ------

TOTAL RETURN'DD'...........   (2.52%)   (22.77%)   (27.23%)   (12.21%)   14.81%
RATIOS AND SUPPLEMENTAL
 DATA
Net assets, end of year
 (millions)................  $   13    $    18    $    31    $    53    $   63
Ratio of operating expenses
 to average net
 assets'D'.................    2.15%      1.62%      1.55%      1.45%     1.41%
Ratio of net investment
 income to average net
 assets'D'.................    2.25%      2.01%      1.47%      1.20%     1.29%
Portfolio turnover rate....   15.70%     37.73%     11.20%     16.83%    22.40%

                         FIRST EAGLE SOGEN FUNDS, INC.
                      FINANCIAL HIGHLIGHTS -- (continued)

-------------------------------------------------------------------------------------------------------------
                                                                Year Ended March 31,
                                       ----------------------------------------------------------------------
                                        2000            1999            1998            1997            1996
-------------------------------------------------------------------------------------------------------------
First Eagle SoGen Money Fund
SELECTED PER SHARE DATA
 Net asset value, beginning
   of year...................          $ 1.00          $ 1.00          $ 1.00          $ 1.00          $ 1.00
                                       ------          ------          ------          ------          ------
Income from investment
 operations:
 Net investment income.......            0.05            0.05            0.05            0.05            0.05
 Net realized and unrealized
   gains on investments......            --              --              --              --              --
                                       ------          ------          ------          ------          ------
 Total from investment
   operations................            0.05            0.05            0.05            0.05            0.05
                                       ------          ------          ------          ------          ------

Less distributions:
 Dividends from net
   investment income.........           (0.05)          (0.05)          (0.05)          (0.05)          (0.05)
 Distributions from capital
   gains.....................            --              --              --              --              --
                                       ------          ------          ------          ------          ------
 Total distributions.........           (0.05)          (0.05)          (0.05)          (0.05)          (0.05)
                                       ------          ------          ------          ------          ------
   Net asset value, end of
    year.....................          $ 1.00          $ 1.00          $ 1.00          $ 1.00          $ 1.00
                                       ------          ------          ------          ------          ------
                                       ------          ------          ------          ------          ------

TOTAL RETURN.................            4.74%           4.73%           4.97%           4.61%           5.03%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of year
 (millions)..................          $   31          $   45          $   19          $   13          $    8
Ratio of operating expenses
 to average net assets'D'....            0.75%           0.69%           0.75%           0.75%           0.75%
Ratio of net investment
 income to average net
 assets'D'...................            4.64%           4.60%           4.92%           4.63%           4.98%

---------

'D'D' July 31, 1998 inception date for Class I shares.

   *  Annualized

   #  Not annualized.

 'DD' Does not give effect to the deduction of the sales load.

  'D' The ratio of operating expenses to average net assets without the effect of earnings credits and in the case of First Eagle SoGen Money Fund, without the effect of earnings credits, investment advisory fee waiver and expense reimbursement are as follows:

----------------------------------------------------------------------------------------------
                                                  Year Ended March 31,
                           -------------------------------------------------------------------
                                 2000                1999
                           -----------------   -----------------
                           Class A   Class I   Class A   Class I   1998      1997      1996
----------------------------------------------------------------------------------------------

First Eagle SoGen Global
 Fund....................   1.32%     1.07%     1.24%     1.63%     1.19%     1.21%     1.25%
First Eagle SoGen
 Overseas Fund...........   1.34%     1.15%     1.29%     1.21%     1.22%     1.27%     1.38%
First Eagle SoGen Gold
 Fund....................   2.16%     N/A       1.64%     N/A       1.56%     1.46%     1.43%
First Eagle SoGen Money
 Fund....................   0.80%     N/A       0.69%     N/A       1.01%     1.14%     0.97%

                         FIRST EAGLE SOGEN FUNDS, INC.
                      FINANCIAL HIGHLIGHTS -- (continued)

    The ratio of net investment income to average net assets without the effect of earnings credits, and in the case of First Eagle SoGen Money Fund, without the effect of earnings credits, investment advisory fee waiver and expense reimbursement are as follows:

----------------------------------------------------------------------------------------------
                                                  Year Ended March 31,
                           -------------------------------------------------------------------
                                 2000                1999
                           -----------------   -----------------
                           Class A   Class I   Class A   Class I   1998      1997      1996
----------------------------------------------------------------------------------------------

First Eagle SoGen Global
 Fund....................   2.66%     2.87%     2.74%     2.42%     2.80%     3.08%     3.71%
First Eagle SoGen
 Overseas Fund...........   2.10%     2.14%     2.22%     1.79%     2.20%     2.27%     3.30%
First Eagle SoGen Gold
 Fund....................   2.24%     N/A       1.99%     N/A       1.46%     1.19%     1.26%
First Eagle SoGen Money
 Fund....................   4.59%     N/A       4.60%     N/A       4.66%     4.26%     4.76%

                          INDEPENDENT AUDITORS' REPORT

The Board of Directors and Shareholders of
FIRST EAGLE SOGEN FUNDS, INC.:

We have audited the accompanying statements of assets and liabilities of First Eagle SoGen Funds, Inc. consisting of First Eagle SoGen Global Fund, First Eagle SoGen Overseas Fund, First Eagle SoGen Gold Fund, and First Eagle SoGen Money Fund, including the schedules of investments, as of March 31, 2000, and the related statements of operations for the year then ended, changes in net assets for each of the years in the two year period then ended, and the financial highlights for each of the years in the five year period ended March 31, 2000. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2000, by correspondence with custodians and brokers. As to securities purchased and sold but not yet received or delivered we performed alternative auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the First Eagle SoGen Funds, Inc., consisting of First

Eagle SoGen Global Fund, First Eagle SoGen Overseas Fund, First Eagle SoGen Gold Fund, and First Eagle SoGen Money Fund, as of March 31, 2000, the results of their operations for the year then ended, the changes in their net assets for each of the years in the two year period then ended and their financial highlights for each of the years in the five year period then ended in conformity with accounting principles generally accepted in the United States of America.

KPMG LLP
New York, New York
May 17, 2000

                         SPECIAL SHAREHOLDERS' MEETING

A Special Meeting of Shareholders of First Eagle SoGen Funds, Inc. was held on December 22, 1999. The shareholders were asked to vote on three separate proposals:

1. To approve a new advisory agreement;

2. To elect Directors; and

3. To ratify or reject the selection of KPMG LLP as the independent accountants for the Fund for the Fund's current fiscal year.

The following are the results for each proposal separately:

FIRST EAGLE SOGEN GLOBAL FUND

1. To approve or disapprove a new advisory agreement between Arnhold and S. Bleichroeder Advisers, Inc. and the company on behalf of the fund.

--------------------------------
   For      Against    Abstain
--------------------------------
42,195,952  769,821   1,174,175
--------------------------------

2. To elect certain individuals to serve as Directors on the Board of Directors of the Company.

-------------------------------------------------------------------------
                                                       For       Withheld
-------------------------------------------------------------------------
John P. Arnhold...................................  43,324,277   815,671
Candace K. Beinecke...............................  43,337,487   802,461
Edwin J. Ehrlich..................................  43,336,327   803,621
Robert J. Gellert.................................  43,336,344   803,604
James E. Jordan...................................  43,340,043   799,905
William M. Kelly..................................  43,348,939   791,009
Fred J. Meyer.....................................  43,241,389   898,599
Dominique Raillard................................  43,257,592   882,356
Nathan Snyder.....................................  43,253,481   886,467
Stanford S. Warshawsky............................  43,329,349   810,599
-------------------------------------------------------------------------

3. To ratify the selection of KPMG LLP as the independent accountants for the Funds for the Funds' current fiscal year.

------------------------------
   For      Against   Abstain
------------------------------
42,862,024  348,190   929,734
------------------------------

FIRST EAGLE SOGEN OVERSEAS FUND

1. To approve a new advisory agreement between Arnhold and S. Bleichroeder Advisers, Inc. and the company on behalf of the Fund.

------------------------------
   For      Against   Abstain
------------------------------
24,953,102  287,535   443,456
------------------------------

2. To elect certain individuals to serve as Directors on the Board of Directors of the Company.

-------------------------------------------------------------------------
                                                       For       Withheld
-------------------------------------------------------------------------
John P. Arnhold...................................  25,269,275   414,817
Candace K. Beinecke...............................  25,300,090   384,002
Edwin J. Ehrlich..................................  25,289,967   394,125
Robert J. Gellert.................................  25,298,459   385,633
James E. Jordan...................................  25,303,417   380,675
William M. Kelly..................................  25,318,549   365,543
Fred J. Meyer.....................................  25,214,099   469,993
Dominique Raillard................................  25,225,806   458,286
Nathan Snyder.....................................  25,217,650   466,442
Stanford S. Warshawsky............................  25,268,090   416,002
-------------------------------------------------------------------------

3. To ratify the selection of KMPG LLP as the independent accountants for the funds for the Funds' current fiscal year.

------------------------------
   For      Against   Abstain
------------------------------
25,212,040  118,991   353,061
------------------------------

FIRST EAGLE SOGEN MONEY FUND

1. To approve or disapprove a new advisory agreement between Arnhold and S. Bleichroeder Advisers, Inc. and the company on behalf of the fund.

------------------------------
   For      Against   Abstain
------------------------------
28,281,533  89,317    206,492
------------------------------

2. To elect certain individuals to serve as Directors on the Board of Directors of the Company.

-------------------------------------------------------------------------
                                                       For       Withheld
-------------------------------------------------------------------------
John P. Arnhold...................................  28,514,116    63,266
Candace K. Beinecke...............................  28,514,116    63,266
Edwin J. Ehrlich..................................  28,514,116    63,266
Robert J. Gellert.................................  28,514,116    63,266
James E. Jordan...................................  28,514,116    63,266
William M. Kelly..................................  28,514,116    63,266
Fred J. Meyer.....................................  28,514,116    63,266
Dominique Raillard................................  28,514,116    63,266
Nathan Snyder.....................................  28,514,116    63,266
Stanford S. Warshawsky............................  28,514,116    63,266
-------------------------------------------------------------------------

3. To ratify the selection of KPMG LLP as the independent accountants for the Funds for the Funds' current fiscal year.

------------------------------
   For      Against   Abstain
------------------------------
28,391,871  56,279    129,192
------------------------------

FIRST EAGLE SOGEN GOLD FUND

1. To approve or disapprove a new advisory agreement between Arnhold and S. Bleichroeder Advisers, Inc. and the company on behalf of the fund.

----------------------------
   For     Against   Abstain
----------------------------
1,726,346  18,114    21,858
----------------------------

2. To elect certain individuals to serve as Directors on the Board of Directors of the Company.

-------------------------------------------------------------------------
                                                        For      Withheld
-------------------------------------------------------------------------
  John P. Arnhold..................................  1,751,959    14,358
  Candace K. Beinecke..............................  1,751,810    14,507
  Edwin J. Ehrlich.................................  1,751,959    14,358
  Robert J. Gellert................................  1,751,959    14,358
  James E. Jordan..................................  1,751,959    14,358
  William M. Kelly.................................  1,751,959    14,358
  Fred J. Meyer....................................  1,655,996   110,321
  Dominique Raillard...............................  1,655,848   110,469
  Nathan Snyder....................................  1,655,996   110,321
  Stanford S. Warshawsky...........................  1,751,959    14,358
-------------------------------------------------------------------------

3. To ratify the selection of KPMG LLP as the independent accountants for the Funds for the Funds' current fiscal year.

------------------------------
   For     Against   Abstain
------------------------------
1,732,207  18,431    15,680
------------------------------

                         FIRST EAGLE SOGEN FUNDS, INC.
                                TAX INFORMATION
                        FISCAL YEAR ENDED MARCH 31, 2000
                                  (UNAUDITED)

The following tax information represents the designation of various tax benefits relating to the fiscal year ended March 31, 2000:

CORPORATE DIVIDENDS RECEIVED DEDUCTION

The percentage of investment company taxable income eligible for the dividends received deduction available to certain corporate shareholders with respect to the fiscal year ended March 31, 2000 are as follows:

First Eagle SoGen Global Fund...............................  18.53%
First Eagle SoGen Overseas Fund.............................   5.18%
First Eagle SoGen Gold Fund.................................  76.43%
First Eagle SoGen Money Fund................................   --

CAPITAL GAINS DISTRIBUTIONS

Capital gains distributions paid to shareholders by the Funds during the fiscal year ended March 31, 2000, whether taken in shares or in cash, were designated as follows:

First Eagle SoGen Global Fund.........................  $102,197,967
First Eagle SoGen Overseas Fund.......................    12,689,048
First Eagle SoGen Gold Fund...........................       --
First Eagle SoGen Money Fund..........................       --

FOREIGN SOURCE INCOME AND FOREIGN TAX CREDITS

For the fiscal year ended March 31, 2000, the net income received from sources within each foreign country and possession of the United States, and to foreign taxes paid by the Funds to each country (where applicable) that have been elected to be passed through to shareholders were as follows:

----------------------------------------------------------------------------------
                                  Net Foreign   Amount    Foreign
                                    Source       Per     Withholding    Amount
                                    Income      Share       Tax        Per Share
----------------------------------------------------------------------------------

First Eagle SoGen Global Fund...  $47,843,704    .664    $1,992,332      0.0276
First EagleSoGen Overseas
 Fund...........................   16,076,425    .486       972,282      0.0294
First Eagle SoGen Gold Fund.....      --         --          --           --
First Eagle SoGen Money Fund....      --         --          --           --
----------------------------------------------------------------------------------

U.S. TREASURY PERCENTAGES

For the fiscal year ended March 31, 2000, dividends paid from ordinary income derived from interest on direct obligations of the United States government were as follows:

First Eagle SoGen Global Fund...............................  20.50%
First Eagle SoGen Overseas Fund.............................   0.00%
First Eagle SoGen Gold Fund.................................   0.00%
First Eagle SoGen Money Fund................................   0.00%

In addition, during each of the Fund's fiscal quarters, the percentage of the fair market value of the Fund's assets represented by direct obligations of the United States government did not exceed 50%.

The above figures may differ from those cited elsewhere in this report due to differences in the calculations of income and capital gains for Securities and Exchange Commission (financial reporting) purposes and Internal Revenue Service
(tax) purposes.

                         FIRST EAGLE SOGEN FUNDS, INC.
                          1345 AVENUE OF THE AMERICAS
                              NEW YORK, N.Y. 10105

DIRECTORS AND OFFICERS

DIRECTORS

John P. Arnhold
Candace K. Beinecke
Edwin J. Ehrlich
Robert J. Gellert
James E. Jordan
William M. Kelly
Donald G. McCouch
Fred J. Meyer
Dominique Raillard
Nathan Snyder
Stanford S. Warshawsky

OFFICERS

Stanford S. Warshawsky
Chairman of the Board

John P. Arnhold
Co-President

Jean-Marie Eveillard
Co-President

Charles de Vaulx
Senior Vice President

Robert Bruno
Vice President,
Secretary & Treasurer

Tracy LaPointe-Saltwick
Vice President & Compliance Officer

Ed Olsen
Vice President

Elizabeth Tobin
Vice President

Cari Levine
Assistant Treasurer

Suzan J. Afifi
Assistant Secretary

INVESTMENT ADVISER

Arnhold and S. Bleichroeder
  Advisers, Inc.
1345 Avenue of the Americas
New York, N.Y. 10105

LEGAL COUNSEL

Shearman & Sterling
599 Lexington Avenue
New York, N.Y. 10022

DOMESTIC CUSTODIAN

State Street
801 Pennsylvania
Kansas City, MO 64105

SHAREHOLDER SERVICING AGENT

DST Systems, Inc.
1004 Baltimore
Kansas City, MO 64105
(800) 334-2143

UNDERWRITER

Arnhold and S. Bleichroeder, Inc.
1345 Avenue of the Americas
New York, N.Y. 10105

INDEPENDENT AUDITORS

KPMG LLP
757 Third Avenue
New York, N.Y. 10017

GLOBAL CUSTODIAN

The Chase Manhattan Bank
4 Chase MetroTech Center
Brooklyn, N.Y. 11245

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a currently effective prospectus of First Eagle SoGen Funds, Inc.